UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2019 (unaudited)
Franklin Biotechnology Discovery Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 92.1%
Biotechnology 75.6%
[a] Acadia Pharmaceuticals Inc	United States	285,400	$6,501,412
[a] Acceleron Pharma Inc	United States	250,900	10,638,160
[a] Aimmune Therapeutics Inc	United States	155,700	3,662,064
[a] Alexion Pharmaceuticals Inc	United States	742,600	91,310,096
[a,b,c] Allogene Therapeutics Inc., 144A	United States	326,797	9,466,063
Amgen Inc	United States	208,000	38,918,880
[a] Amicus Therapeutics Inc	United States	803,900	9,678,956
[a] AnaptysBio Inc	United States	111,900	7,421,208
[a,b] ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	10,886
[a] Argenx SE, ADR	Netherlands	162,025	17,192,473
[a] Array BioPharma Inc	United States	2,814,200	52,541,114
[a] Ascendis Pharma AS, ADR	Denmark	212,800	15,206,688
[a,d] Aurinia Pharmaceuticals Inc	Canada	684,700	4,313,610
[a] Biogen Inc	United States	250,361	83,565,495
[a] BioMarin Pharmaceutical Inc	United States	441,556	43,347,553
[a] Bluebird Bio Inc	United States	57,800	7,712,254
[a] Cara Therapeutics Inc	United States	159,600	2,433,900
[a] ChemoCentryx Inc	United States	528,108	6,464,042
[a] Concert Pharmaceuticals Inc	United States	207,400	2,934,710
[a,d] CRISPR Therapeutics AG	Switzerland	195,814	6,350,248
[a,b] DelMar Pharmaceuticals Inc., wts., 4/12/22	Canada	291,578	596
[a] Dynavax Technologies Corp	United States	771,870	8,506,007
[a] Exelixis Inc	United States	248,100	5,847,717
[a] Fate Therapeutics Inc	United States	1,260,546	19,084,667
[a] G1 Therapeutics Inc	United States	412,426	8,821,792
Gilead Sciences Inc	United States	624,500	43,721,245
[a] Global Blood Therapeutics Inc	United States	197,500	9,462,225
[a] GlycoMimetics Inc	United States	776,900	8,701,280
[a] Heron Therapeutics Inc	United States	1,436,677	38,646,611
[a] Homology Medicines Inc	United States	138,400	2,805,368
[a] Immunomedics Inc	United States	348,700	5,157,273
[a,b,c] Intarcia Therapeutics Inc., DD	United States	80,195	1,347,721
[a] Intercept Pharmaceuticals Inc	United States	94,200	11,368,056
[a] Iovance Biotherapeutics Inc	United States	2,267,400	20,746,710
[a] Karyopharm Therapeutics Inc	United States	463,154	3,922,914
[a,d] Kezar Life Sciences Inc	United States	131,900	2,362,329
[a,d] LogicBio Therapeutics Inc	United States	280,700	2,481,388
[a] MacroGenics Inc	United States	180,200	2,113,746
[a] Minerva Neurosciences Inc	United States	492,400	3,239,992
[a] Mirati Therapeutics Inc	United States	99,451	6,571,722
[a,b,c] Molecular Templates Inc., wts., 2/28/20	United States	39,954	730
[a] MorphoSys AG, ADR	Germany	275,700	7,179,228
[a] Neurocrine Biosciences Inc	United States	387,400	34,176,428
[a,b] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	—
[a] Pfenex Inc	United States	870,884	3,431,283
[a] Portola Pharmaceuticals Inc	United States	410,600	11,127,260
[a] Principia Biopharma Inc	United States	92,600	2,806,706
[a] PTC Therapeutics Inc	United States	532,600	16,579,838
[a] Regeneron Pharmaceuticals Inc	United States	125,009	53,662,613
[a] REGENXBIO Inc	United States	243,276	10,694,413
[a] Rocket Pharmaceuticals Inc	United States	88,300	1,269,754
[a] Rubius Therapeutics Inc	United States	174,200	2,384,798

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a] Sage Therapeutics Inc	United States	141,270	$20,143,689
[a] Sarepta Therapeutics Inc	United States	136,300	19,042,473
[a] uniQure NV	Netherlands	84,700	2,900,975
[a] Vertex Pharmaceuticals Inc	United States	395,400	75,485,814
[a] Xencor Inc	United States	182,332	6,582,185
[a,d] Zymeworks Inc	Canada	267,520	4,261,594
			896,308,952
Health Care Providers & Services 0.1%
[a] Guardant Health Inc	United States	22,000	887,480
Life Sciences Tools & Services 4.3%
[a] Illumina Inc	United States	183,900	51,453,381
Pharmaceuticals 12.1%
[a] Aclaris Therapeutics Inc	United States	995,662	6,939,764
[a] Assembly Biosciences Inc	United States	78,600	1,790,508
[a,e] BioPharmX Corp., 144A	United States	1,945,737	204,108
[a,b] BioPharmX Corp., wts., 3/29/21	United States	108,000	1,411
[a,b] BioPharmX Corp., wts., 11/22/23.	United States	1,679,900	71,527
[a] Collegium Pharmaceutical Inc	United States	403,450	6,459,235
[a] Cymabay Therapeutics Inc	United States	380,556	3,310,837
[a] Dermira Inc	United States	975,700	6,439,620
[a] Foamix Pharmaceuticals Ltd	Israel	750,900	2,718,258
[a] GW Pharmaceuticals PLC, ADR	United Kingdom	130,100	18,571,775
[a] Intra-Cellular Therapies Inc	United States	236,000	2,841,440
[a] Iterum Therapeutics PLC	United States	144,737	945,133
[a] Jazz Pharmaceuticals PLC	United States	182,900	23,025,281
[a] Marinus Pharmaceuticals Inc	United States	942,053	3,127,616
[a] Neos Therapeutics Inc	United States	489,765	1,048,097
[a] Novan Inc	United States	120,969	151,211
[a,d] Odonate Therapeutics Inc	United States	404,482	6,702,267
[a,d] Optinose Inc	United States	230,300	1,483,132
[a] Reata Pharmaceuticals Inc	United States	247,000	19,703,190
[a] Revance Therapeutics Inc	United States	647,300	11,178,871
[a,d] TherapeuticsMD Inc	United States	2,847,040	14,946,960
[a] Zogenix Inc	United States	275,215	12,040,656
			143,700,897
Total Common Stocks and Other Equity Interests
(Cost $671,881,219)			1,092,350,710

Preferred Stocks 0.5%
Biotechnology 0.5%
[a,b,c] Metacrine Inc	United States	1,330,687	1,889,575
[a,b,c] Precision BioSciences Inc., Series B	United States	750,193	3,758,467
			5,648,042
Escrows and Litigation Trusts (Cost $2,241,691) 0.1%
[a,b] True North Therapeutics Inc., Escrow Account	United States	759,880	974,945
Total Investments before Short Term Investments
(Cost $680,702,433)			1,098,973,697

|2

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
	Country	Shares	Value
Short Term Investments 5.4%

Money Market Funds (Cost $44,251,340) 3.8%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 2.05%.	United States	44,251,340	$44,251,340
Investments from Cash Collateral Received for Loaned Securities (Cost
$19,351,815) 1.6%
Money Market Funds 1.6%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 2.05%.	United States	19,351,815	19,351,815
Total Investments (Cost $744,305,588) 98.1%			1,162,576,852
Other Assets, less Liabilities 1.9%			22,800,603
Net Assets 100.0%			$1,185,377,455

See Abbreviations on page 80.

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dA portion or all of the security is on loan at January 31, 2019.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the value of this security was $204,108, representing less than 0.1% of net assets.
fSee Note 8 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

|3

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2019 (unaudited)
Franklin Flexible Alpha Bond Fund
	Country	Shares		Value

Management Investment Companies (Cost $4,549,803) 0.9%
Diversified Financials 0.9%
Invesco Senior Loan ETF	United States	196,765		$4,415,407
		Principal
		Amount*

Corporate Bonds 21.1%
Automobiles & Components 0.2%
Aptiv Corp., senior bond, 4.15%, 3/15/24	United States	900,000		901,636
Banks 5.5%
[a] Banca Monte dei Paschi di Siena SpA,
secured note, Reg S, 2.875%, 7/16/62	Italy	1,500,000	EUR	1,805,445
secured note, Reg S, 2.125%, 11/26/63	Italy	2,000,000	EUR	2,291,400
[a] Banca Popolare di Milano Scarl,
secured note, Reg S, 0.875%, 9/14/23	Italy	900,000	EUR	1,025,726
secured note, Reg S, 0.625%, 6/08/24	Italy	2,800,000	EUR	3,132,475
[a] Banco BPM SpA, secured note, Reg S, 0.75%, 3/31/23	Italy	1,700,000	EUR	1,935,985
Bank of America Corp.,
senior bond, 5.50%, 12/04/19	United States	75,000	GBP	101,656
senior note, 3.50%, 4/19/26	United States	500,000		496,094
senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	1,400,000		1,408,546
[a] Bank of China Ltd., senior note, Reg S, 2.875%, 4/20/22	China	1,000,000		984,525
Bank of Nova Scotia, secured note, 1.875%, 4/26/22	Canada	100,000		97,976
[a] China Construction Bank Corp., senior note, Reg S, 2.75%, 12/04/20	China	1,000,000		988,685
Citigroup Inc., senior note, 2.65%, 10/26/20	United States	1,050,000		1,043,147
HSBC Holdings PLC,
senior note, 4.30%, 3/08/26	United Kingdom	800,000		815,660
senior note, 3.262% to 3/13/22, FRN thereafter, 3/13/23	United Kingdom	1,400,000		1,390,109
Industrial & Commercial Bank of China Ltd., senior note, 2.452%, 10/20/21	China	1,900,000		1,848,662
JPMorgan Chase & Co.,
senior bond, 3.30%, 4/01/26	United States	800,000		785,890
senior note, 2.40%, 6/07/21	United States	400,000		395,173
[b] Kookmin Bank, secured note, 144A, 2.25%, 2/03/22	South Korea	1,800,000		1,761,323
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		202,875
Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	100,000		98,849
[b] Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter,
3/15/24	United Kingdom	900,000		886,662
[b] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	200,000		197,620
[a] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,800,000	EUR	4,262,005
				27,956,488
Consumer Durables & Apparel 0.0%†
KB Home, senior note, 8.00%, 3/15/20	United States	100,000		104,375
Consumer Services 0.1%
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	525,000		510,562
Diversified Financials 2.1%
Capital One Financial Corp., senior note, 3.05%, 3/09/22	United States	1,200,000		1,185,415
[c] Deutsche Bank AG, senior note, FRN, 3.955%, (3-month USD LIBOR + 1.31%),
8/20/20	Germany	100,000		99,083
[b] Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	250,000		246,016
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25	United States	2,000,000		1,994,618
[c] senior note, FRN, 3.988%, (3-month USD LIBOR + 1.20%), 9/15/20	United States	500,000		505,008

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
[b] ICBCIL Finance Co. Ltd., senior note, 144A, 2.50%, 9/29/21	China	500,000	$483,655
Morgan Stanley, senior note, 3.70%, 10/23/24	United States	1,400,000	1,413,053
Navient Corp., senior bond, 8.00%, 3/25/20	United States	4,660,000	4,863,875
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	60,000	61,200
			10,851,923
Energy 1.9%
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	1,700,000	1,684,386
[b] CNPC General Capital Ltd., senior note, 144A, 3.40%, 4/16/23	China	2,100,000	2,089,290
Energy Transfer LP, senior bond, first lien, 7.50%, 10/15/20	United States	750,000	797,813
Enterprise Products Operating LLC, senior note, 3.35%, 3/15/23	United States	850,000	852,293
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	100,000	99,227
Oceaneering International Inc., senior note, 4.65%, 11/15/24.	United States	50,000	42,750
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 4/15/23	United States	1,250,000	1,323,514
[b] Sinopec Group Overseas Development 2015 Ltd.,
senior note, 144A, 2.50%, 4/28/20	China	1,800,000	1,785,528
senior note, 144A, 3.25%, 4/28/25	China	1,000,000	974,961
[b] Woodside Finance Ltd., senior note, 144A, 3.65%, 3/05/25	Australia	100,000	97,106
			9,746,868
Food, Beverage & Tobacco 0.7%
[b] Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., senior note,
144A, 3.65%, 2/01/26	Belgium	900,000	885,748
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	50,000	44,146
[b] Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25.	United Kingdom	1,695,000	1,695,167
Kraft Heinz Foods Co.,
senior bond, 3.00%, 6/01/26	United States	600,000	556,188
senior note, 3.50%, 7/15/22	United States	350,000	350,629
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	100,000	100,864
			3,632,742
Health Care Equipment & Services 1.0%
Anthem Inc., senior note, 2.95%, 12/01/22.	United States	600,000	594,302
CVS Health Corp., senior note, 3.70%, 3/09/23	United States	1,700,000	1,714,585
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	300,000	305,612
HCA Inc., senior note, 7.50%, 2/15/22.	United States	2,050,000	2,249,875
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19.	United States	90,000	90,146
			4,954,520
Insurance 0.2%
[b] Athene Global Funding, secured note, 144A, 3.00%, 7/01/22	United States	950,000	931,477
[b] Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21	United States	50,000	48,990
secured note, 144A, 2.10%, 10/25/21	United States	25,000	24,192
			1,004,659
Materials 1.4%
[a] CNAC HK Finbridge Co. Ltd., senior note, Reg S, 4.125%, 3/14/21.	China	2,600,000	2,615,236
DowDuPont Inc., senior note, 4.205%, 11/15/23	United States	900,000	933,017
Freeport-McMoRan Inc., senior note, 4.00%, 11/14/21	United States	915,000	906,994
[b] Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22	Switzerland	1,300,000	1,264,004
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	400,000	404,570
[b] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	950,000	971,375
			7,095,196

|5

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Media & Entertainment 0.3%
Baidu Inc., senior note, 4.375%, 5/14/24	China	500,000	$511,845
[b] Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23	China	1,200,000	1,176,282
			1,688,127
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	600,000	597,600
Amgen Inc., senior note, 2.60%, 8/19/26	United States	850,000	791,197
[b] Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23	Germany	400,000	399,880
Celgene Corp.,
senior bond, 3.875%, 8/15/25	United States	200,000	201,248
senior bond, 3.45%, 11/15/27	United States	600,000	574,801
[b] SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28.	Saudi Arabia	400,000	408,394
[b] Takeda Pharmaceutical Co. Ltd., senior note, 144A, 4.40%, 11/26/23	Japan	1,600,000	1,644,080
			4,617,200
Real Estate 0.8%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	400,000	385,764
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	700,000	668,218
[a] China Overseas Finance Cayman VII Ltd., senior note, Reg S, 4.25%, 4/26/23	China	2,500,000	2,529,688
Crown Castle International Corp., senior note, 3.15%, 7/15/23	United States	600,000	586,692
Prologis LP, senior note, 4.25%, 8/15/23	United States	200,000	208,298
			4,378,660
Retailing 0.3%
Alibaba Group Holding Ltd., senior note, 2.80%, 6/06/23	China	1,100,000	1,072,797
[b] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	550,000	347,875
			1,420,672
Semiconductors & Semiconductor Equipment 0.1%
Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27	United States	800,000	754,355
Software & Services 0.2%
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	800,000	794,764
Technology Hardware & Equipment 0.0%†
[b] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	100,000	100,250
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	50,000	49,335
			149,585
Telecommunication Services 1.4%
CenturyLink Inc., senior note, Series S, 6.45%, 6/15/21	United States	4,700,000	4,795,410
Telefonica Emisiones SA, senior note, 4.103%, 3/08/27.	Spain	1,800,000	1,788,606
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	850,000	834,610
			7,418,626
Transportation 0.4%
[b] American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	530,000	535,963
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 12/15/29	United States	44,975	42,519
FedEx Corp., senior bond, 3.20%, 2/01/25	United States	850,000	828,440
[b] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 3.375%, 3/22/27	Australia	500,000	467,960
			1,874,882
Utilities 3.6%
AES Corp., senior note, 4.00%, 3/15/21	United States	2,750,000	2,750,000
Calpine Corp., senior note, 5.375%, 1/15/23	United States	35,000	34,125
[a] CGNPC International Ltd., senior note, Reg S, 3.75%, 12/11/27.	China	2,100,000	2,039,047
[b] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	200,000	192,727

|6

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Utilities (continued)
Dominion Energy Inc.,
senior bond, 3.90%, 10/01/25	United States	50,000		$50,346
senior bond, 2.85%, 8/15/26	United States	2,000,000		1,868,720
Duke Energy Indiana Inc., senior secured bond, 3.75%, 7/15/20	United States	100,000		101,329
[b,d] EDF SA, junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	2,200,000		2,097,359
[b] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28.	Israel	1,400,000		1,396,206
[b] Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23	South Korea	1,500,000		1,525,410
The Southern Co., senior bond, 3.25%, 7/01/26	United States	850,000		813,592
[b] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	3,500,000		3,423,630
[b] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.70%,
6/10/25	China	2,100,000		2,094,414
				18,386,905
Total Corporate Bonds (Cost $108,767,470)				108,242,745

Foreign Government and Agency Securities 1.8%
[b] The Export-Import Bank of China,
senior note, 144A, 2.50%, 7/31/19	China	200,000		199,541
senior note, 144A, 3.625%, 7/31/24	China	2,100,000		2,111,203
[b] The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	3,400,000		3,266,171
The Export-Import Bank of Korea, senior note, 2.875%, 1/21/25	South Korea	2,000,000		1,938,310
Government of Indonesia, senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000	IDR	19,169
[b] Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	1,000,000		1,031,130
The Korea Development Bank, senior note, 3.375%, 3/12/23	South Korea	600,000		602,250
Total Foreign Government and Agency Securities
(Cost $9,080,540)				9,167,774

U.S. Government and Agency Securities 1.4%
[e] U.S. Treasury Note,
Index Linked, 0.25%, 1/15/25.	United States	1,426,058		1,389,508
Index Linked, 0.625%, 1/15/26	United States	3,076,409		3,054,137
Index Linked, 0.125%, 7/15/26	United States	2,944,426		2,822,988
Total U.S. Government and Agency Securities
(Cost $7,250,007)				7,266,633

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 58.8%
Banks 0.3%
[b,f] DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 3.209%, (1-month USD
LIBOR + 0.70%), 6/15/34	United States	1,500,000		1,482,332
[f] Impac Secured Assets Corp., 2004-4, M1, FRN, 3.275%, (1-month USD LIBOR
+ 0.765%), 2/25/35	United States	14,582		14,636
				1,496,968
Diversified Financials 58.3%
[b,f] Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 4.411%, (3-month USD LIBOR +
1.65%), 7/20/31	United States	2,300,000		2,257,519
[b,g] AMMC CLO 15 Ltd.,
2014-15A, ARR, 144A, FRN, 3.587%, 1/15/32	United States	1,000,000		996,580
2014-15A, BRR, 144A, FRN, 4.127%, 1/15/32	United States	439,516		439,191

|7

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,f] AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.659%, (3-month USD LIBOR +
2.10%), 11/02/30	United States	400,000	$388,416
[b,g] AMMC CLO XI Ltd., 2012-11A, A1R2, FRN, 3.761%, 4/30/31	United States	5,350,000	5,279,113
[b,f] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.411%, (3-month USD LIBOR +
1.65%), 4/20/31	United States	600,000	567,474
[b,g] ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 4.478%, 1/15/32	United States	2,000,000	1,984,780
[b,g] Atrium XII, 2012A, CR, 144A, FRN, 3.591%, 4/22/27	United States	7,000,000	6,956,880
[b,f] Atrium XIII,
2013A, B, 144A, FRN, 4.261%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	2,000,000	1,967,520
2013A, C, 144A, FRN, 4.561%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	600,000	581,040
[b,g] Atrium XV, 15A, D, 144A, FRN, 5.776%, 1/23/31	United States	1,666,667	1,591,850
[b] BAMLL Commercial Mortgage Securities Trust,
2012-PARK, A, 144A, 2.959%, 12/10/30	United States	100,000	100,698
2015-200P, A, 144A, 3.218%, 4/14/33	United States	600,000	597,843
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48 .	United States	100,000	102,139
[b,f] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 4.11%, (1-month USD LIBOR +
1.60%), 4/25/28	Bermuda	1,320,000	1,320,632
[b,f] Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.651%, (3-month USD LIBOR +
2.90%), 4/30/31	United States	500,000	478,615
[b,g] BlueMountain CLO Ltd.,
2012-2A, BR2, 144A, FRN, 4.095%, 11/20/28	United States	918,083	907,773
2012-2A, DR2, 144A, FRN, 5.545%, 11/20/28	United States	2,000,000	1,954,380
2018-3A, B, 144A, FRN, 4.541%, 10/25/30	United States	3,000,000	2,987,880
2018-3A, C, 144A, FRN, 4.971%, 10/25/30	United States	1,428,570	1,399,184
[b,g] BlueMountain CLO XXIII Ltd.,
2018-23A, B, 144A, FRN, 4.165%, 10/20/31	United States	1,000,000	987,770
2018-23A, C, 144A, FRN, 4.615%, 10/20/31	United States	694,444	677,541
[b,f] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 5.111%, (3-month
USD LIBOR + 2.35%), 7/20/29	United States	60,000	60,029
[b,f] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.669%,
(3-month USD LIBOR + 1.20%), 10/20/30	United States	250,000	249,498
[b,f] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 4.487%, (3-month
USD LIBOR + 1.70%), 1/15/30	United States	1,900,000	1,825,938
[b,g] Burnham Park CLO Ltd.,
2016-1A, BR, 144A, FRN, 4.261%, 10/20/29	United States	3,000,000	2,958,630
2016-1A, CR, 144A, FRN, 4.911%, 10/20/29	United States	2,000,000	1,967,440
2016-1A, DR, 144A, FRN, 5.611%, 10/20/29	United States	2,000,000	1,927,380
[b,g] BX Commercial Mortgage Trust, 2018-IND, A, 144A, FRN, 3.259%, 11/15/35	United States	1,018,480	1,014,372
[b] BXP Trust, 2017-GM, A, 144A, 3.379%, 6/13/39	United States	2,000,000	1,986,190
[f] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 3.239%, (1-month
USD LIBOR + 0.73%), 1/18/22	United States	150,000	150,096
[b,f] Carlyle Global Market Strategies CLO Ltd.,
2014-4RA, A1B, 144A, FRN, 4.137%, (3-month USD LIBOR + 1.35%),
7/15/30	United States	2,750,000	2,687,520
2014-4RA, C, 144A, FRN, 5.687%, (3-month USD LIBOR + 2.90%),
7/15/30	United States	750,000	721,598

|8

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,g] Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.987%,
10/15/31	United States	800,000	$769,632
[b,f] Carlyle U.S. CLO Ltd.,
2017-2A, B, 144A, FRN, 4.869%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	60,000	60,043
2017-4A, B, 144A, FRN, 4.637%, (3-month USD LIBOR + 1.85%), 1/15/30	United States	1,107,000	1,074,698
2017-4A, C, 144A, FRN, 5.587%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	400,000	385,952
[b,g] Cent CLO,
2018-28A, B, 144A, FRN, 4.889%, 11/07/30	United States	2,025,000	1,975,428
2018-28A, C, 144A, FRN, 6.009%, 11/07/30	United States	2,500,000	2,437,200
[b,g] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%,
3/13/35	United States	450,000	452,374
[b,g] CIM Trust, 2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	1,282,515	1,293,559
[b,g] Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.361%, 10/20/28	United States	857,143	853,483
[b,g] Colombia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 4.09%, 10/25/28	United States	769,231	762,300
[b] COMM Mortgage Trust,
[g] 2014-277P, A, 144A, FRN, 3.611%, 8/10/49	United States	900,000	921,316
2015-3BP, A, 144A, 3.178%, 2/10/35	United States	600,000	597,309
[g] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	62,863	68,117
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	28,460	28,466
[b,f] Dorchester Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.511%, (3-month USD
LIBOR + 1.75%), 4/20/28	United States	1,350,000	1,331,397
[b,g] Dryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 4.787%, 7/15/30	United States	2,500,000	2,445,025
[b,g] Dryden 45 Senior Loan Fund,
2016-45A, A2R, 144A, FRN, 4.187%, 10/15/30	United States	1,000,000	995,070
2016-45A, BR, 144A, FRN, 4.487%, 10/15/30	United States	1,000,000	994,970
2016-45A, CR, 144A, FRN, 4.987%, 10/15/30	United States	1,250,000	1,239,737
[b,f] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 5.13%, (3-month USD
LIBOR + 2.35%), 7/18/30	United States	60,000	60,022
[b,f] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 4.187%, (3-month USD LIBOR + 1.40%), 1/15/31 .	United States	6,000,000	5,869,860
2017-53A, C, 144A, FRN, 4.487%, (3-month USD LIBOR + 1.70%), 1/15/31 .	United States	1,000,000	959,410
[b,g] Dryden 61 CLO Ltd., 61A, A2, FRN, 3.837%, 1/17/32	United States	2,000,000	1,989,460
[b,f] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.75%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	3,000,000	2,954,640
2018-64A, C, 144A, FRN, 4.53%, (3-month USD LIBOR + 1.75%), 4/18/31	United States	750,000	721,298
[b,g] Dryden 70 CLO Ltd., 2018-70A, B, 144A, FRN, 4.54%, 1/16/32	United States	280,290	279,003
[b,g] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%,
9/10/35	United States	2,005,000	2,026,998
[b,f] Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 4.411%, (3-month USD LIBOR +
1.65%), 7/20/30	United States	500,000	496,215
FHLMC Structured Agency Credit Risk Debt Notes,
[f] 2013-DN2, M2, FRN, 6.76%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	2,454,321	2,680,924
[f] 2014-DN1, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	400,238	407,668
[f] 2014-DN2, M3, FRN, 6.11%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	2,645,000	2,858,823
[f] 2014-DN3, M3, FRN, 6.51%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	2,160,987	2,342,889
[f] 2014-DN4, M3, FRN, 7.06%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	1,642,787	1,816,116
[f] 2014-HQ2, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%), 9/25/24.	United States	399,065	406,516
[f] 2014-HQ2, M3, FRN, 6.26%, (1-month USD LIBOR + 3.75%), 9/25/24.	United States	2,500,000	2,787,711
[f] 2014-HQ3, M3, FRN, 7.26%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	259,146	286,130
[f] 2015-DN1, M3, FRN, 6.66%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	646,413	693,402
[f] 2015-DNA1, M2, FRN, 4.36%, (1-month USD LIBOR + 1.85%), 10/25/27	United States	195,791	198,227

|9

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
[f] 2015-DNA1, M3, FRN, 5.81%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	2,000,000	$2,193,306
[f] 2015-DNA2, M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%), 12/25/27	United States	110,385	111,791
[f] 2015-DNA2, M3, FRN, 6.41%, (1-month USD LIBOR + 3.90%), 12/25/27	United States	2,850,000	3,099,247
[f] 2015-DNA3, M2, FRN, 5.36%, (1-month USD LIBOR + 2.85%), 4/25/28	United States	396,687	406,871
[f] 2015-DNA3, M3, FRN, 7.21%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	2,500,000	2,928,919
[f] 2015-HQ1, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%), 3/25/25.	United States	18,920	18,937
[f] 2015-HQ1, M3, FRN, 6.31%, (1-month USD LIBOR + 3.80%), 3/25/25.	United States	550,000	582,364
[f] 2015-HQ2, M3, FRN, 5.76%, (1-month USD LIBOR + 3.25%), 5/25/25.	United States	1,500,000	1,636,984
[f] 2015-HQA1, M3, FRN, 7.21%, (1-month USD LIBOR + 4.70%), 3/25/28.	United States	2,000,000	2,267,229
[f] 2015-HQA2, M2, FRN, 5.31%, (1-month USD LIBOR + 2.80%), 5/25/28.	United States	243,683	248,836
[f] 2015-HQA2, M3, FRN, 7.31%, (1-month USD LIBOR + 4.80%), 5/25/28.	United States	2,000,000	2,287,677
[f] 2016-DNA1, M3, FRN, 8.056%, (1-month USD LIBOR + 5.55%), 7/25/28	United States	1,550,000	1,842,928
[f] 2016-DNA2, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%), 10/25/28	United States	237,033	238,443
[f] 2016-DNA2, M3, FRN, 7.16%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	3,600,000	4,060,127
[f] 2016-DNA3, M2, FRN, 4.51%, (1-month USD LIBOR + 2.00%), 12/25/28	United States	267,827	270,318
[f] 2016-HQA2, M2, FRN, 4.76%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	412,352	419,086
[f] 2016-HQA2, M3, FRN, 7.66%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	2,000,000	2,337,321
[f] 2016-HQA3, M1, FRN, 3.31%, (1-month USD LIBOR + 0.80%), 3/25/29.	United States	52,704	52,707
[f] 2016-HQA3, M2, FRN, 3.86%, (1-month USD LIBOR + 1.35%), 3/25/29.	United States	2,350,000	2,371,236
[f] 2016-HQA4, M2, FRN, 3.81%, (1-month USD LIBOR + 1.30%), 4/25/29.	United States	700,000	703,683
[f] 2017-DNA3, M2, FRN, 5.01%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	2,000,000	2,056,798
[g] DNA1, M2, FRN, 5.76%, 7/25/29	United States	2,600,000	2,793,737
[g] HQA1, M2, FRN, 6.06%, 8/25/29	United States	1,350,000	1,453,686
[b,f] Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.579%, (3-month USD
LIBOR + 1.80%), 1/16/26	United States	1,400,000	1,365,168
[b,g] Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	United States	1,416,380	1,429,645
FNMA Connecticut Avenue Securities,
[f] 2013-C01, M2, FRN, 7.76%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	2,940,857	3,318,207
[f] 2014-C01, M2, FRN, 6.91%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	3,300,000	3,692,853
[f] 2014-C02, 1M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	1,820,000	1,902,738
[f] 2014-C02, 2M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	2,712,417	2,822,318
[f] 2014-C03, 1M2, FRN, 5.51%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	1,274,177	1,353,469
[f] 2014-C03, 2M2, FRN, 5.41%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	2,553,121	2,680,861
[f] 2014-C04, 1M1, FRN, 7.41%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	3,019,207	3,394,040
[f] 2014-C04, 2M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	476,101	529,404
[f] 2015-C01, 1M2, FRN, 6.81%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	31,064	33,951
[f] 2015-C01, 2M2, FRN, 7.06%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	121,575	130,839
[f] 2015-C02, 1M2, FRN, 6.51%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	454,814	495,369
[f] 2015-C02, 2M2, FRN, 6.51%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	139,417	149,713
[f] 2015-C03, 1M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	2,683,246	3,020,506
[f] 2015-C03, 2M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	693,735	769,250
[f] 2016-C01, 1M2, FRN, 9.26%, (1-month USD LIBOR + 6.75%), 8/25/28	United States	2,666,493	3,127,727
[g] 2016-C04, 1M2, FRN, 6.76%, 1/25/29	United States	2,000,000	2,226,564
[f] 2017-C01, 1B1, FRN, 8.26%, (1-month USD LIBOR + 5.75%), 7/25/29	United States	33,000	38,678
[f] 2017-C01, 1M2, FRN, 6.06%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	890,000	960,112
[g] 2017-C03, 2M2, FRN, 5.36%, 11/25/29	United States	570,000	590,480
[g] 2017-C07, 1M1, FRN, 3.16%, 5/25/30	United States	1,827,288	1,825,603
[f] 2018-C04, 2M1, FRN, 3.26%, (1-month USD LIBOR + 0.75%), 12/25/30	United States	684,693	684,424
[g] C02, 1M2, FRN, 8.51%, 9/25/28	United States	250,000	286,909

|10

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,g] FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 3.992%, 12/25/50	United States	450,000	$441,348
[b,g] Galaxy XXVI CLO Ltd.,
2018-26A, A, 144A, FRN, 3.852%, 11/22/31	United States	685,921	680,653
2018-26A, B, 144A, FRN, 4.352%, 11/22/31	United States	600,000	594,732
[b,f] Galaxy XXVII CLO Ltd.,
2018-27A, A, 144A, FRN, 3.649%, (3-month USD LIBOR + 1.02%), 5/16/31 .	United States	2,500,000	2,461,250
2018-27A, C, 144A, FRN, 4.429%, (3-month USD LIBOR + 1.80%), 5/16/31 .	United States	1,450,000	1,374,498
2018-27A, C, 144A, FRN, 5.379%, (3-month USD LIBOR + 2.75%), 5/16/31 .	United States	300,000	283,614
[b,f] Gilbert Park CLO Ltd.,
2017-1A, B, 144A, FRN, 4.387%, (3-month USD LIBOR + 1.60%), 10/15/30 .	United States	3,000,000	2,966,100
2017-1A, D, 144A, FRN, 5.737%, (3-month USD LIBOR + 2.95%), 10/15/30 .	United States	400,000	390,292
GS Mortgage Securities Trust,
2016-GS3, A4, 2.85%, 10/10/49.	United States	600,000	579,537
2017-GS5, A4, 3.674%, 3/10/50.	United States	2,600,000	2,641,951
2017-GS6, A3, 3.433%, 5/10/50.	United States	2,000,000	1,998,202
[b,f] Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN, 4.269%,
(3-month USD LIBOR + 1.80%), 7/21/31	United States	400,000	399,180
[b,g] Harbor Park CLO Ltd.,
1A, B1, 144A, FRN, 4.539%, 1/20/31	United States	1,333,333	1,305,080
1A, D, 144A, FRN, 5.739%, 1/20/31	United States	1,296,296	1,228,396
[b] Invitation Homes Trust,
[f] 2017-SFR2, A, 144A, FRN, 3.358%, (1-month USD LIBOR + 0.85%),
12/17/36	United States	3,288,567	3,262,009
[f] 2018-SFR1, A, 144A, FRN, 3.208%, (1-month USD LIBOR + 0.70%),
3/17/37	United States	1,582,952	1,556,896
[f] 2018-SFR3, A, 144A, FRN, 3.508%, (1-month USD LIBOR + 1.00%),
7/17/37	United States	1,124,272	1,122,385
[g] 2018-SFR4, A, 144A, FRN, 3.608%, 1/17/38	United States	1,367,960	1,376,410
[b,g] J.P. Morgan Chase Commercial Mortgage Securities Trust, 2016-NINE, A, 144A,
FRN, 2.854%, 10/06/38	United States	600,000	576,847
JPMBB Commercial Mortgage Securities Trust,
2015-C30, A5, 3.822%, 7/15/48	United States	1,500,000	1,541,732
[g] 2015-C30, AS, FRN, 4.226%, 7/15/48	United States	450,000	462,076
2016-C1, A5, 3.576%, 3/15/49	United States	1,500,000	1,519,182
[g,h] JPMDB Commercial Mortgage Securities Trust, 2017-C5, XA, IO, FRN, 0.994%,
3/15/50	United States	196,147	11,764
[b,f] LCM 26 Ltd., 26A, C, 144A, FRN, 4.561%, (3-month USD LIBOR + 1.80%),
1/20/31	United States	400,000	386,264
[b,g] LCM 28 Ltd.,
28A, B, 144A, FRN, 4.052%, 10/20/30	United States	1,000,000	987,670
28A, C, 144A, FRN, 4.602%, 10/20/30	United States	500,000	486,925
[b,g] LCM XVI LP, 2016A, BR2, 144A, FRN, 4.537%, 10/15/31	United States	878,301	877,537
[b,g] LCM XXII Ltd.,
22A, A2R, 144A, FRN, 4.211%, 10/20/28	United States	3,500,000	3,437,455
22A, BR, 144A, FRN, 4.761%, 10/20/28	United States	1,500,000	1,468,695
22A, CR, 144A, FRN, 5.561%, 10/20/28	United States	2,000,000	1,923,600

|11

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,f] LCM XXV Ltd., 25A, A, 144A, FRN, 3.971%, (3-month USD LIBOR + 1.21%),
7/20/30	United States	250,000	$249,758
[b,f] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 4.148%, (3-month USD LIBOR + 1.375%),
1/17/30	United States	1,000,000	979,230
2017-1A, B, 144A, FRN, 4.473%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	1,000,000	961,070
[b,g] Madison Park Funding XIV Ltd.,
2014-14A, A2RR, 144A, FRN, 4.161%, 10/22/30	United States	1,000,000	1,002,540
2014-14A, BRR, 144A, FRN, 4.461%, 10/22/30	United States	1,500,000	1,496,790
2014-14A, CRR, 144A, FRN, 4.961%, 10/22/30	United States	562,500	558,636
[b,g] Madison Park Funding XXIX Ltd.,
2018-29A, A2, 144A, FRN, 4.23%, 10/18/30	United States	1,468,182	1,457,332
2018-29A, B, 144A, FRN, 4.53%, 10/18/30	United States	3,000,000	2,983,530
2018-29A, C, 144A, FRN, 4.98%, 10/18/30	United States	766,129	752,821
2018-29A, D, 144A, FRN, 5.78%, 10/18/30	United States	600,000	571,266
[b,f] Madison Park Funding XXVI Ltd., 07-4A, AR, 144A, FRN, 3.952%, (3-month
USD LIBOR + 1.20%), 7/29/30	United States	2,500,000	2,487,550
[b,g] Madison Park Funding XXXI Ltd.,
2018-31A, A2A, 144A, FRN, 4.276%, 1/23/31	United States	750,000	746,108
2018-31A, B, 144A, FRN, 4.476%, 1/23/31	United States	3,000,000	2,984,880
2018-31A, C, 144A, FRN, 4.926%, 1/23/31	United States	1,950,000	1,905,676
[b,g] Mill City Mortgage Loan Trust,
2017-1, A1, 144A, FRN, 2.75%, 11/25/58	United States	1,243,497	1,227,260
2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	2,987,754	2,974,847
[b,g,i] Mill City Mortgage Loan Trust , 2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	1,660,000	1,638,212
[b] Morgan Stanley Capital I Trust, 2014-150E, A, 144A, 3.912%, 9/09/32	United States	450,000	459,122
[b,g] Neuberger Berman CLO XVIII Ltd.,
2014-18A, A1BR, 144A, FRN, 4.161%, 10/21/30	United States	2,550,000	2,554,998
2014-18A, A2R2, 144A, FRN, 4.461%, 10/21/30	United States	545,455	540,497
[b] Neuberger Berman Loan Advisers CLO Ltd.,
[f] 2017-26A, B, 144A, FRN, 4.28%, (3-month USD LIBOR + 1.50%), 10/18/30 .	United States	539,475	530,547
[j,k] 2019-32A, B, 144A, FRN, 1/19/32	United States	2,800,000	2,800,000
[j,k] 2019-32A, C, 144A, FRN, 1/19/32	United States	2,000,000	2,000,000
[j,k] 2019-32A, D, 144A, FRN, 1/19/32	United States	710,526	710,526
[b,f] Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN, 5.479%,
(3-month USD LIBOR + 2.70%), 4/16/31	United States	350,000	333,172
[b,g] Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN, 4.887%,
7/15/30	United States	1,565,000	1,541,494
[b,g] Octagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN, 4.579%,
10/24/30	United States	593,141	593,360
[b,f] Octagon Investment Partners 33 Ltd.,
2017-1A, A2, 144A, FRN, 4.261%, (3-month USD LIBOR + 1.50%), 1/20/31 .	United States	2,000,000	1,965,200
2017-1A, B, 144A, FRN, 4.611%, (3-month USD LIBOR + 1.85%), 1/20/31	United States	500,000	484,760
2017-1A, C, 144A, FRN, 5.511%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	250,000	240,015

|12

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,f] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN, 3.748%,
(3-month USD LIBOR + 1.13%), 8/12/26	United States	419,195	$419,652
[b,f] Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.987%, (3-month USD LIBOR + 1.20%),
7/15/27	United States	1,200,000	1,169,868
2015-1A, CR, 144A, FRN, 4.637%, (3-month USD LIBOR + 1.85%),
7/15/27	United States	2,000,000	1,965,040
2015-1A, DR, 144A, FRN, 5.337%, (3-month USD LIBOR + 2.55%),
7/15/27	United States	300,000	290,772
[b,g] Octagon Loan Funding Ltd., 2014-1A, DRR, 144A, FRN, 5.54%, 11/18/31	United States	1,333,333	1,267,200
[b] Progress Residential Trust, 2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	290,000	291,301
[b,g] Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.771%, 7/25/31	United States	1,700,000	1,634,941
[b,f] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.91%, (1-month USD LIBOR +
1.40%), 3/25/28	United States	630,000	628,960
[b,g] Sequoia Mortgage Trust, 2016-2, A4, 144A, FRN, 3.50%, 8/25/46	United States	2,048,249	2,042,627
[b,f] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN, 5.121%,
(3-month USD LIBOR + 2.35%), 7/25/30	United States	2,000,000	2,001,340
[b] TCI-Flatiron CLO Ltd.,
[g] 2017-1A, A, 144A, FRN, 3.84%, 11/17/30	United States	2,000,000	1,990,880
[f] 2017-1A, B, 144A, FRN, 4.20%, (3-month USD LIBOR + 1.56%), 11/17/30	United States	2,000,000	1,968,260
[f] 2017-1A, C, 144A, FRN, 4.49%, (3-month USD LIBOR + 1.85%), 11/17/30	United States	1,200,000	1,144,584
[f] 2017-1A, D, 144A, FRN, 5.39%, (3-month USD LIBOR + 2.75%), 11/17/30	United States	250,000	237,228
[g] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.038%, 4/25/45	United States	21,951	22,146
[b] Towd Point Mortgage Trust,
[g] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	343,784	344,353
[g] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	1,785,464	1,753,350
[g] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	1,139,068	1,114,016
[g] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	445,691	434,542
[g] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	1,352,571	1,328,970
[g] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	1,325,940	1,300,315
[g] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	2,259,042	2,216,771
[f] 2017-5, A1, 144A, FRN, 3.11%, (1-month USD LIBOR + 0.60%), 2/25/57	United States	147,226	146,924
[g] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	594,362	585,541
[g] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	United States	288,276	285,235
[g] 2018-4, A1, 144A, FRN, 3.00%, 6/25/58	United States	1,911,829	1,872,740
[g] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	United States	625,656	618,942
[g] 2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	2,550,000	2,534,469
[b] Voya CLO Ltd.,
[f] 2013-2A, A1R, 144A, FRN, 3.741%, (3-month USD LIBOR + 0.97%),
4/25/31	United States	7,300,000	7,211,889
[f] 2013-2A, BR, 144A, FRN, 4.621%, (3-month USD LIBOR + 1.85%),
4/25/31	United States	2,000,000	1,929,200
[f] 2014-1A, BR2, 144A, FRN, 4.68%, (3-month USD LIBOR + 1.90%),
4/18/31	United States	2,750,000	2,672,422
[g] 2016-3A, A2R, 144A, FRN, 4.18%, 10/18/31	United States	1,636,364	1,638,868
[f] 2017-2A, B, 144A, FRN, 5.137%, (3-month USD LIBOR + 2.35%), 6/07/30	United States	1,000,000	1,000,370
[g] 2018-4A, B, 144A, FRN, 4.554%, 1/15/32	United States	474,026	474,917

|13

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,f] Webster Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.561%, (3-month USD
LIBOR + 1.80%), 7/20/30	United States	2,000,000	$1,929,700
Wells Fargo Commercial Mortgage Trust, 2016-NXS6, A4, 2.918%, 11/15/49	United States	1,500,000	1,447,416
[b,g] Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%,
7/25/47	United States	886,384	885,657
[b,f] West CLO Ltd., 2014-1A, A2R, 144A, FRN, 4.13%, (3-month USD LIBOR +
1.35%), 7/18/26	United States	170,000	168,179
			298,849,018
Real Estate 0.2%
[b] American Homes 4 Rent, 2014-SFR3, A, 144A, 3.678%, 12/17/36	United States	750,942	755,861
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $304,472,018)			301,101,847

Municipal Bonds 0.2%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000	117,933
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured,
Series A-1, 5.00%, 6/01/22	United States	125,000	135,606
Colorado State Board of Governors University Enterprise System Revenue,
Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000	117,517
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	105,000	106,137
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000	14,038
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T,
3.226%, 8/01/27	United States	190,000	188,309
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties,
Refunding, 4.00%, 12/01/26	United States	100,000	107,957
Texas State GO, Transportation Commission Highway Improvement, Series A,
5.00%, 4/01/21	United States	5,000	5,348
Total Municipal Bonds (Cost $780,833)			792,845

	Number of	Notional
	Contracts	Amount*

Options Purchased 0.0%†
Calls - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.31, Premium Rate 5.00%, Strike Price $104.50,
Counterparty CITI, Expires 3/20/19	1	5,000,000	38,280
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.31, Premium Rate 5.00%, Strike Price $102.50,
Counterparty JPHQ, Expires 3/20/19.	1	9,000,000	25,389
Buy protection on CDX.NA.IG.31, Premium Rate 1.00%, Strike Price $75,
Counterparty CITI, Expires 4/17/19	1	12,250,000	17,812
Buy protection on CDX.NA.IG.31, Premuim Rate 1.00%, Strike Price $87.50,
Counterparty BZWS, Expires 2/20/19	1	13,000,000	1,300
			44,501

|14

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
	Number of	Notional
	Contracts	Amount*	Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Interest Rate Swaptions 0.0%†
Receive float 3 month USD LIBOR, pay fixed 3.07%, Counterparty CITI, Expires
4/08/19	1	22,800,000	$11,240
Receive float 3 month USD LIBOR, pay fixed 3.42%, Counterparty CITI, Expires
2/05/19	1	8,000,000	8
			11,248
Total Options Purchased (Cost $431,685)			94,029
Total Investments before Short Term Investments
(Cost $435,332,356)			431,081,280

	Country	Shares

Short Term Investments (Cost $84,694,924) 16.5%

Money Market Funds 16.5%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	84,694,924	84,694,924
Total Investments (Cost $520,027,280) 100.7%			515,776,204
Options Written (0.0)%†			(14,746)
Other Assets, less Liabilities (0.7)%			(3,363,373)
Net Assets 100.0%			$512,398,085

	Number of	Notional
	Contracts	Amount*
Options Written (0.0)%†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.HY.31, Premium Rate 5.00%, Strike Price $98,
Counterparty JPHQ, Expires 3/20/19.	1	9,000,000	(8,082)
Buy protection on CDX.NA.IG.31, Premium Rate 1.00%, Strike Price $105,
Counterparty BZWS, Expires 2/20/19	1	13,000,000	(845)
Buy protection on CDX.NA.IG.31, Premium Rate 1.00%, Strike Price $95,
Counterparty CITI, Expires 4/17/19	1	12,250,000	(5,819)
Total Options Written (Premiums received $55,418)			$(14,746)

|15

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the aggregate value of these securities was $23,610,217, representing 4.6% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the aggregate value of these securities was $244,920,352, representing 47.9% of net assets.
cThe coupon rate shown represents the rate at period end.
dPerpetual security with no stated maturity date.
ePrincipal amount of security is adjusted for inflation.
fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
gAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
hInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
iSecurity purchased on a delayed delivery basis.
jSecurity purchased on a when-issued basis.
kThe coupon rate will be determined at time of issue.
lSee Note 8 regarding investments in affiliated management investment companies.
mThe rate shown is the annualized seven-day effective yield at period end.

At January 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond	Long	79	$7,670,519	3/15/19	$126,627
Canadian 10 Yr. Bond	Long	70	7,337,446	3/20/19	231,540
Euro Bobl.	Short	40	6,086,864	3/07/19	(27,244)
Euro-Bund	Short	5	948,254	3/07/19	(9,341)
U.S. Treasury 2 Yr. Note	Short	120	25,479,375	3/29/19	(129,566)
U.S. Treasury 5 Yr. Note	Short	371	42,612,828	3/29/19	(545,151)
U.S. Treasury 10 Yr. Note	Short	85	10,409,844	3/20/19	(274,483)
Ultra 10 Yr. U.S. Treasury Note	Short	104	13,591,500	3/20/19	(42,923)
Total Futures Contracts.					$(670,541)

*As of period end.

|16

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At January 31, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Mexican Peso	JPHQ	Buy	16,500,000	811,768		2/05/19	$50,545	$—
Mexican Peso	JPHQ	Sell	4,800,000	252,459		2/05/19	1,604	—
Mexican Peso	JPHQ	Sell	11,700,000	599,846		2/05/19	—	(11,612)
Canadian Dollar	UBSW	Sell	26,000	27,934	AUD	2/11/19	511	—
Indonesian Rupiah	JPHQ	Buy	22,436,500,000	1,527,847		2/26/19	78,661	—
Philippine Peso	JPHQ	Buy	83,100,000	1,589,518		2/27/19	1,796	—
Philippine Peso	JPHQ	Sell	83,100,000	1,570,455		2/27/19	—	(20,858)
South Korean Won	JPHQ	Sell	174,000,000	154,777		3/05/19	—	(1,819)
South Korean Won	JPHQ	Sell	1,000,000,000	902,120		3/05/19	2,143	—
Swedish Krona	UBSW	Buy	16,135,000	1,798,590		3/06/19	—	(10,100)
Canadian Dollar	UBSW	Sell	3,347,000	2,533,507		3/07/19	—	(17,394)
Mexican Peso	RBS	Buy	35,708,000	1,716,814		3/11/19	140,097	—
Euro	JPHQ	Buy	1,200,000	1,383,657		3/14/19	—	(5,185)
Euro	JPHQ	Sell	1,200,000	1,403,160		3/14/19	24,688	—
Euro	JPHQ	Sell	5,400,000	6,158,098		3/14/19	—	(45,024)
Euro	JPHQ	Buy	1,500,000	1,729,746		3/15/19	—	(6,497)
Euro	JPHQ	Sell	1,500,000	1,715,885		3/15/19	—	(7,364)
Polish Zloty	RBS	Buy	1,930,000	514,328		3/21/19	4,637	—
Australian Dollar	UBSW	Sell	5,050,000	3,566,562		4/01/19	—	(108,878)
Euro	UBSW	Sell	1,427,000	1,641,906		4/01/19	—	(59)
Norwegian Krone	UBSW	Buy	2,320,000	273,121		4/15/19	2,848	—
Indian Rupee	RBS	Buy	108,750,000	1,512,307		4/25/19	3,985	—
Chinese Yuan Renminbi	JPHQ	Sell	17,600,000	2,560,901		4/26/19	—	(63,660)
Canadian Dollar	RBS	Sell	91,000	68,799		4/30/19	—	(649)
Mexican Peso	JPHQ	Buy	4,800,000	247,365		6/21/19	—	(1,688)
British Pound	JPHQ	Sell	86,300	115,081		8/15/19	825	—
Euro	DBAB	Buy	100,000	117,270		12/13/19	367	—
Euro	DBAB	Sell	800,000	934,000		12/13/19	—	(7,097)
Total Forward Exchange Contracts							$312,707	$(307,884)
Net unrealized appreciation (depreciation)							$4,823

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
NavientCorp	(5.00)%	Quarterly		3/20/19	$300,000	$(3,570)	$(1,627)	$(1,943)

|17

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection[d,e]
Traded Index
									Invest-
CDX.EM.30	1.00%	Quarterly		12/20/23	$400,000	$(12,120)	$(16,620)	$4,500	ment
									Grade
TotalCentrallyClearedSwapContracts						$(15,690)	$(18,247)	$2,557
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	CITI	3/20/21	$2,750,000	$(283,060)	$(251,280)	$(31,780)
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	35,000	(5,131)	(3,198)	(1,933)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	150,000	(22,566)	(21,273)	(1,293)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	250,000	(37,610)	(35,725)	(1,885)
American Airlines Group Inc	(5.00)%	Quarterly	BZWS	12/20/19	400,000	(18,393)	(14,753)	(3,640)
American Airlines Group Inc	(5.00)%	Quarterly	CITI	12/20/19	130,000	(5,978)	(4,735)	(1,243)
BoydGamingCorp	(5.00)%	Quarterly	BZWS	6/20/22	525,000	(68,754)	(67,037)	(1,717)
CenturylinkInc	(5.00)%	Quarterly	BZWS	6/20/21	4,700,000	(325,387)	(265,535)	(59,852)
DishDBSCorp	(5.00)%	Quarterly	BZWS	12/20/20	175,000	(10,679)	(9,592)	(1,087)
DishDBSCorp	(5.00)%	Quarterly	JPHQ	6/20/21	470,000	(25,021)	(16,419)	(8,602)
EnergyTransferLP	(5.00)%	Quarterly	MSCO	12/20/20	750,000	(69,782)	(59,549)	(10,233)
GovernmentofItaly	(1.00)%	Quarterly	BZWS	6/20/23	700,000	3,802	6,685	(2,883)
GovernmentofTurkey	(1.00)%	Quarterly	BZWS	12/20/19	166,667	893	6,888	(5,995)
HCAInc	(5.00)%	Quarterly	FBCO	3/20/22	2,050,000	(280,567)	(235,264)	(45,303)
KBHome	(5.00)%	Quarterly	JPHQ	3/20/20	100,000	(5,640)	(4,036)	(1,604)
Nabors Industries Inc	(1.00)%	Quarterly	CITI	12/20/21	1,050,000	62,446	44,092	18,354
NavientCorp	(5.00)%	Quarterly	GSCO	3/20/20	1,800,000	(90,194)	(80,138)	(10,056)
NavientCorp	(5.00)%	Quarterly	JPHQ	3/20/20	2,860,000	(143,308)	(127,407)	(15,901)
PHHCorp	(5.00)%	Quarterly	BZWS	9/20/19	200,000	(7,200)	(570)	(6,630)
SanminaCorp	(5.00)%	Quarterly	BZWS	6/20/19	100,000	(2,416)	(1,650)	(766)
SpringleafFinanceCorp	(5.00)%	Quarterly	GSCO	6/20/20	60,000	(3,511)	(1,004)	(2,507)
Tenet Healthcare Corp	(5.00)%	Quarterly	BZWS	3/20/19	90,000	(1,082)	(268)	(814)
Universal Health Services Inc	(5.00)%	Quarterly	BZWS	9/20/19	50,000	(1,849)	(1,319)	(530)
Contracts to Sell Protection[d,e]
Single Name
AmericanTowerCorp	1.00%	Quarterly	GSCO	3/20/21	$100,000	$(17)	$(799)	$782	BBB-
Capital One Financial Corp	1.00%	Quarterly	JPHQ	12/20/22	150,000	1,936	2,022	(86)	BBB
DishDBSCorp	5.00%	Quarterly	BZWS	12/20/22	175,000	1,758	7,018	(5,260)	B-
DishDBSCorp	5.00%	Quarterly	JPHQ	6/20/23	470,000	(7,254)	(5,453)	(1,801)	B-
GeneralElectricCo	1.00%	Quarterly	BZWS	12/20/23	400,000	(4,007)	(1,568)	(2,439)	BBB+
GeneralElectricCo	1.00%	Quarterly	CITI	12/20/23	1,280,000	(12,823)	1,866	(14,689)	BBB+
GeneralElectricCo	1.00%	Quarterly	JPHQ	12/20/23	200,000	(2,004)	(3,874)	1,870	BBB+
Goldman Sachs Group Inc	1.00%	Quarterly	BZWS	12/20/22	250,000	3,242	3,667	(425)	BBB+
Goldman Sachs Group Inc	1.00%	Quarterly	JPHQ	12/20/22	150,000	1,945	2,176	(231)	BBB+
GovernmentofArgentina	5.00%	Quarterly	CITI	12/20/23	630,000	(25,262)	(34,859)	9,597	B
GovernmentofChina	1.00%	Quarterly	CITI	12/20/23	4,150,000	89,973	70,698	19,275	A+

|18

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Single Name (continued)
Government of Indonesia	1.00%	Quarterly	CITI	12/20/23	$2,925,000	$(12,425)	$(61,824)	$49,399	BBB-
GovernmentofItaly	1.00%	Quarterly	BZWS	6/20/23	700,000	(24,972)	(29,318)	4,346	NR
GovernmentofMalaysia	1.00%	Quarterly	BZWS	12/20/23	1,025,000	9,835	(3,360)	13,195	NR
GovernmentofVietnam	1.00%	Quarterly	BZWS	12/20/23	1,025,000	(25,153)	(25,428)	275	BB-
MorganStanley	1.00%	Quarterly	BZWS	12/20/22	250,000	3,918	4,110	(192)	BBB+
Nabors Industries Inc	1.00%	Quarterly	CITI	12/20/23	730,000	(119,377)	(99,954)	(19,423)	BB
Nabors Industries Inc	1.00%	Quarterly	CITI	12/20/23	320,000	(52,330)	(53,560)	1,230	BB
Sprint Communications Inc	5.00%	Quarterly	JPHQ	9/20/20	12,000	837	—	837	B
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index, Mezzanine
Tranche5-7%	2.00%	Quarterly	BNDP	12/20/20	500,000	(2,771)	—	(2,771)	Non-
									Invest-
									ment
									Grade
[f]BNP Paribas Bespoke
Bordeaux Index, Mezzanine
Tranche7-10%	2.10%	Quarterly	BNDP	6/20/20	300,000	2,205	—	2,205	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Bogota
Index, Mezzanine Tranche
7-10%	1.35%	Quarterly	CITI	6/20/20	1,650,000	1,263	—	1,263	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Boulder
Index, Mezzanine Tranche
5-10%	1.18%	Quarterly	CITI	12/20/19	3,000,000	1,754	—	1,754	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Boulder
Index, Mezzanine Tranche
5-15%	1.24%	Quarterly	CITI	12/20/19	1,600,000	6,945	—	6,945	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Broker Index,
MezzanineTranche3-7%.	1.30%	Quarterly	CITI	6/20/19	1,900,000	10,775	—	10,775	Non-
									Invest-
									ment
									Grade

|19

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation) Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Broker Index,
MezzanineTranche3-7%.	1.40%	Quarterly	CITI	6/20/19	$1,500,000	$9,256	$—	$9,256	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Cambridge
Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	500,000	(91,519)	(36,218)	(55,301)	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Lima Index,
MezzanineTranche5-7%.	2.13%	Quarterly	CITI	12/20/19	650,000	(335)	—	(335)	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Lisbon Index,
EquityTranche0-3%	0.00%	Quarterly	CITI	6/20/19	10,000	(794)	(454)	(340)	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Lisbon Index,
MezzanineTranche3-7%.	0.79%	Quarterly	CITI	6/20/19	1,100,000	(1,250)	—	(1,250)	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Singapore
Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	770,000	(167,350)	(148,945)	(18,405)	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Verona
Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	15,000	(2,593)	(1,334)	(1,259)	Non-
									Invest-
									ment
									Grade
[f]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	280,000	482	—	482	Non-
									Invest-
									ment
									Grade
									Invest-
MCDX.NA.30.	1.00%	Quarterly	CITI	6/20/28	2,000,000	36,911	18,937	17,974	ment
									Grade

|20

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
									Invest-
MCDX.NA.31.	1.00%	Quarterly	CITI	12/20/23	$12,200,000	$141,281	$122,924	$18,357	ment
									Grade
TotalOTCSwapContracts						$(1,568,907)	$(1,416,617)	$(152,290)
TotalCreditDefaultSwapContracts						$(1,584,597)	$(1,434,864)	$(149,733)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BZWS	$440,000
CITI	190,000
DBAB	(290,000)
FBCO	240,000
GSCO	360,000
JPHQ	240,000
Total collateral	$1,180,000

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe Fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying instruments.

At January 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.894%	Quarterly			2,460,000	USD
Pay Fixed 1.50%.	Annual	CITI	5/04/21	2,000,000	EUR	$ 186,718
Receive Floating 3-month USD LIBOR + 1.850%	Quarterly			617,500	USD
Pay Fixed 1.50%.	Annual	CITI	5/04/21	500,000	EUR	48,909
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			232,400	USD
Pay Fixed 2.50%.	Annual	CITI	5/04/21	200,000	EUR	2,579

|21

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Cross-Currency Swap Contracts (continued)

							Value/
							Unrealized
		Payment	Counter-	Maturity Notional			Appreciation
Description	Frequency		party	Date	Amount		(Depreciation)
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.303%	Quarterly				496,000	USD
Pay Fixed 1.00%.		Annual	JPHQ	5/04/21	400,000	EUR	$ 41,748
Receive Floating 3-month USD LIBOR + 0.849%	Quarterly			3,472,000		USD
Pay Fixed 0.75%.		Annual	DBAB	9/14/22	2,800,000	EUR	281,159
Total Cross Currency Swap Contracts							$ 561,113

At January 31, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Unamortized
					Upfront		Unrealized
	Payment	Maturity	Notional		Payments		Appreciation
Description	Frequency	Date	Amount	Value	(Receipts)		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.788%	Semi-Annual	3/26/23	$ 7,900,000	$(137,213)	$ —		$ (137,213)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.790%	Semi-Annual	3/28/23	7,900,000	(138,126)	—		(138,126)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.713%	Semi-Annual	3/29/23	4,700,000	(66,735)	—		(66,735)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.806%	Semi-Annual	4/17/23	5,800,000	(106,516)	—		(106,516)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.000%	Semi-Annual	6/20/25	11,100,000	377,269	575,143		(197,874)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.082%	Semi-Annual	9/28/25	8,000,000	(317,529)	—		(317,529)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.225%	Semi-Annual	11/13/25	5,500,000	(233,776)	—		(233,776)
TotalInterestRateSwapContracts				$(622,626)	$575,143		$ (1,197,769)

At January 31, 2019, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
							Value/
							Unrealized
			Payment	Maturity	Notional		Appreciaton
Description			Frequency	Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U			At maturity
Pay Fixed 2.079%			At maturity	9/18/24	$1,770,000		$ (3,345)
Receive variable change in USA-CPI-U			At maturity
Pay Fixed 2.350%			At maturity	9/20/26	5,200,000		(152,426)
Receive variable change in USA-CPI-U			At maturity

|22

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Inflation Index Swap Contracts (continued)

						Value/
						Unrealized
			Payment	Maturity	Notional	Appreciaton
Description			Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Pay Fixed 2.313%		At maturity		6/01/28	$1,400,000	$(35,151)
Total Inflation Index Swap Contracts						$(190,922)

At January 31, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	3/20/19	$4,830,000	$67,750
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	FBCO	3/20/19	5,300,000	27,922
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	3/20/19	4,000,000	19,449
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	JPHQ	3/20/19	1,050,000	5,319
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	JPHQ	6/20/19	22,800,000	(229,962)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	MSCO	6/20/19	900,000	(8,304)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	9/20/19	4,200,000	(75,452)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	9/20/19	14,000,000	(262,451)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	JPHQ	9/20/19	9,030,000	(4,376)
TotalTotalReturnSwapContracts						$(460,105)

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 80.

|23

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2019 (unaudited)
Franklin Growth Opportunities Fund
	Country	Shares	Value

Common Stocks 95.3%
Communication Services 8.4%
[a] Alphabet Inc., C	United States	141,218	$157,651,539
[a] Electronic Arts Inc	United States	273,347	25,213,527
[a] Facebook Inc., A.	United States	210,354	35,063,908
[a] Liberty Broadband Corp., C	United States	398,771	33,903,510
[a] Netflix Inc	United States	94,664	32,138,428
The Walt Disney Co	United States	292,147	32,580,234
			316,551,146
Consumer Discretionary 9.0%
[a] Alibaba Group Holding Ltd., ADR	China	112,248	18,912,666
[a] Amazon.com Inc	United States	170,810	293,576,271
Aptiv PLC.	United States	310,457	24,566,462
			337,055,399
Consumer Staples 3.7%
Constellation Brands Inc., A	United States	233,478	40,545,790
Lamb Weston Holdings Inc	United States	585,690	42,345,387
[a] Monster Beverage Corp	United States	679,493	38,894,179
[a] Nomad Foods Ltd	United Kingdom	977,894	17,924,797
			139,710,153
Energy 0.9%
Diamondback Energy Inc	United States	328,246	33,848,728
Financials 6.9%
[a] Athene Holding Ltd., A.	United States	344,551	14,781,238
The Charles Schwab Corp	United States	1,108,956	51,865,872
Intercontinental Exchange Inc	United States	526,269	40,396,408
MarketAxess Holdings Inc	United States	115,487	24,803,143
MSCI Inc	United States	293,596	49,990,591
S&P Global Inc	United States	206,927	39,657,560
[a] SVB Financial Group.	United States	161,783	37,756,916
			259,251,728
Health Care 14.7%
[a] ABIOMED Inc	United States	115,198	40,442,562
[a] Centene Corp	United States	306,329	39,997,378
[a] Edwards Lifesciences Corp	United States	302,286	51,515,580
[a,b] Elanco Animal Health Inc	United States	380,235	11,095,257
[a] Guardant Health Inc	United States	297,029	11,982,150
[a] Heron Therapeutics Inc	United States	1,380,916	37,146,641
[a] IDEXX Laboratories Inc	United States	93,962	19,993,234
[a] Illumina Inc	United States	122,215	34,194,535
[a] Intuitive Surgical Inc	United States	73,172	38,315,786
[a] Nevro Corp	United States	516,605	25,086,339
[a] PTC Therapeutics Inc	United States	600,031	18,678,965
[a] Sage Therapeutics Inc	United States	198,926	28,364,858
UnitedHealth Group Inc	United States	372,500	100,649,500
[a] Veeva Systems Inc	United States	415,523	45,316,938
West Pharmaceutical Services Inc	United States	447,854	48,489,153
			551,268,876

Quarterly Statement of Investments | See Notes to Statements of Investments. | 24

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials 11.0%
The Boeing Co	United States	118,585	$45,728,748
[a] CoStar Group Inc	United States	188,656	73,715,445
Honeywell International Inc	United States	230,925	33,167,758
[a] IHS Markit Ltd	United States	687,516	35,695,831
Raytheon Co	United States	371,564	61,218,884
Rockwell Automation Inc	United States	167,009	28,311,366
Roper Technologies Inc	United States	134,892	38,209,508
Stanley Black & Decker Inc	United States	178,377	22,553,988
[a] Univar Inc	United States	997,257	20,772,863
[a] Verisk Analytics Inc	United States	439,698	51,624,942
			410,999,333
Information Technology 36.4%
[a] 2U Inc	United States	626,932	35,641,084
[a] Adobe Inc	United States	303,216	75,142,989
Analog Devices Inc	United States	302,239	29,879,348
Apple Inc	United States	591,072	98,378,023
[a] Autodesk Inc	United States	277,091	40,787,795
[a,b] Elastic NV	United States	47,200	4,012,000
[a] Fiserv Inc	United States	383,466	31,800,835
[a] Guidewire Software Inc	United States	212,025	18,378,327
[a] InterXion Holding NV.	Netherlands	648,898	38,959,836
[a,c,d] LegalZoom.com Inc	United States	1,673,284	16,479,337
Mastercard Inc., A.	United States	900,888	190,204,483
Microsoft Corp	United States	1,654,321	172,760,742
Monolithic Power Systems	United States	297,294	37,625,529
NVIDIA Corp	United States	132,470	19,042,563
[a] PayPal Holdings Inc	United States	501,110	44,478,524
[a] Pluralsight Inc., A	United States	470,947	14,118,991
[a] PTC Inc	United States	215,658	18,285,642
[a] Salesforce.com Inc	United States	421,929	64,120,550
[a] ServiceNow Inc	United States	466,159	102,564,303
[a] Twilio Inc., A.	United States	358,907	39,953,527
[a] Tyler Technologies Inc	United States	199,968	37,831,946
Visa Inc., A	United States	1,061,520	143,315,815
Xilinx Inc	United States	482,172	53,974,334
[a] Zendesk Inc	United States	587,963	39,705,141
			1,367,441,664
Materials 0.9%
[a] Axalta Coating Systems Ltd	United States	402,526	10,312,716
[a] Ingevity Corp	United States	254,671	23,956,901
			34,269,617
Real Estate 3.4%
American Tower Corp	United States	182,028	31,461,720
[a] SBA Communications Corp., A	United States	529,884	96,719,726
			128,181,446
Total Common Stocks (Cost $2,014,097,308)			3,578,578,090

Preferred Stocks 2.6%
Communication Services 0.2%
[a,c,d] Tanium Inc., pfd., G	United States	805,800	7,098,710

|25

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value
Preferred Stocks (continued)
Consumer Discretionary 1.8%
[a,c,d] ClearMotion Inc., pfd., C	United States	2,610,594	$7,751,663
[a,c,d] ClearMotion Inc., pfd., D	United States	3,698,772	10,000,000
[a,c,d] Proterra Inc., pfd., 5, 144A	United States	2,362,202	23,167,202
[a,c,d] Proterra Inc., pfd., 6, 144A	United States	596,775	5,852,847
[a,c,d] Proterra Inc., pfd., 7	United States	780,667	7,656,360
[a,c,d] Sweetgreen Inc., pfd., H	United States	928,488	12,107,484
			66,535,556
Financials 0.3%
[a,c,d] Bill.com, pfd., H	United States	1,624,999	13,500,004
Industrials 0.3%
[a,c,d] Optoro Inc., pfd., E	United States	509,182	10,020,702
Total Preferred Stocks (Cost $75,426,051)			97,154,972
Total Investments before Short Term Investments
(Cost $2,089,523,359)			3,675,733,062

Short Term Investments 2.6%

Money Market Funds (Cost $83,777,774) 2.2%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	83,777,774	83,777,774
Investments from Cash Collateral Received for Loaned Securities (Cost
$15,050,000) 0.4%
Money Market Funds 0.4%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	15,050,000	15,050,000
Total Investments (Cost $2,188,351,133) 100.5%			3,774,560,836
Other Assets, less Liabilities (0.5)%			(17,977,667)
Net Assets 100.0%			$3,756,583,169

See Abbreviations on page 80.

aNon-income producing.
bA portion or all of the security is on loan at January 31, 2019.
cFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
dSee Note 6 regarding restricted securities.
eSee Note 8 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

|26

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2019 (unaudited)
Franklin Natural Resources Fund
	Country	Shares	Value

Common Stocks 99.6%
Aluminum 0.4%
[a] Alcoa Corp	United States	53,400	$1,584,912
Construction Materials 0.5%
[a] Cemex SAB de CV, CPO, ADR	Mexico	367,000	1,996,480
Copper 5.7%
Antofagasta PLC.	United Kingdom	583,400	6,653,063
First Quantum Minerals Ltd	Zambia	321,900	3,728,657
Freeport-McMoRan Inc	United States	439,600	5,116,944
[a] Imperial Metals Corp	Canada	364,500	494,106
Lundin Mining Corp	Chile	623,700	2,849,897
Sandfire Resources NL	Australia	584,367	2,970,412
			21,813,079
Diversified Chemicals 1.3%
BASF SE	Germany	35,600	2,600,863
DowDuPont Inc	United States	44,400	2,389,164
			4,990,027
Diversified Metals & Mining 9.8%
Anglo American PLC	United Kingdom	139,000	3,540,615
BHP Group PLC, ADR	United Kingdom	211,600	9,517,768
Glencore PLC.	Switzerland	1,940,000	7,870,966
Hudbay Minerals Inc	Canada	236,500	1,417,451
[a] Nautilus Minerals Inc	Canada	3,895,831	178,014
Nexa Resources SA	Peru	165,200	1,463,672
Rio Tinto PLC, ADR	Australia	99,000	5,570,730
South32 Ltd	Australia	981,400	2,519,270
Teck Resources Ltd., B	Canada	223,500	5,444,460
			37,522,946
Fertilizers & Agricultural Chemicals 0.7%
Nutrien Ltd	Canada	53,300	2,762,006
Gold 5.4%
Agnico Eagle Mines Ltd	Canada	66,300	2,885,572
Alamos Gold Inc., A	Canada	741,400	3,303,016
[a] B2Gold Corp	Canada	1,157,900	3,668,315
Barrick Gold Corp	Canada	248,091	3,321,938
Goldcorp Inc	Canada	178,400	1,996,296
[a] Guyana Goldfields Inc	Canada	1,303,900	1,707,949
Newcrest Mining Ltd	Australia	119,800	2,130,049
OceanaGold Corp	Australia	402,310	1,436,931
			20,450,066
Integrated Oil & Gas 14.5%
Chevron Corp	United States	97,200	11,143,980
Exxon Mobil Corp	United States	144,500	10,588,960
Occidental Petroleum Corp	United States	173,000	11,552,940
Royal Dutch Shell PLC, A, ADR	United Kingdom	163,521	10,094,152
Suncor Energy Inc	Canada	261,500	8,439,852
Total SA, B, ADR	France	66,110	3,618,200
			55,438,084

Quarterly Statement of Investments | See Notes to Statements of Investments. | 27

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Oil & Gas Drilling 1.8%
Patterson-UTI Energy Inc	United States	324,500	$3,936,185
[a] Pioneer Energy Services Corp	United States	1,015,946	1,503,600
[a] Rowan Cos. PLC	United States	119,100	1,451,829
			6,891,614
Oil & Gas Equipment & Services 17.4%
Baker Hughes a GE Co., A.	United States	242,700	5,720,439
[a] C&J Energy Services Inc	United States	72,300	1,161,861
[a] Cactus Inc	United States	30,300	994,446
[a] Dril-Quip Inc	United States	40,400	1,512,576
Halliburton Co	United States	295,235	9,258,570
Hunting PLC.	United Kingdom	137,400	1,006,111
Liberty Oilfield Services Inc., A	United States	129,600	1,971,216
Mammoth Energy Services Inc	United States	71,443	1,581,033
[a] Nine Energy Service Inc	United States	74,050	1,775,719
[a] Oceaneering International Inc	United States	127,400	1,998,906
[a] Oil States International Inc	United States	187,066	3,221,276
[a] ProPetro Holding Corp	United States	96,800	1,581,712
[a] Ranger Energy Services Inc	United States	170,831	1,405,085
RPC Inc	United States	98,300	1,060,657
Schlumberger Ltd	United States	362,147	16,010,519
Schoeller-Bleckmann Oilfield Equipment AG	Austria	18,100	1,406,886
[a] Select Energy Services Inc	United States	174,100	1,479,850
[a] Superior Energy Services Inc	United States	722,700	2,825,757
TechnipFMC PLC	United Kingdom	430,200	9,877,392
[a] Weatherford International PLC	United States	511,300	331,527
			66,181,538
Oil & Gas Exploration & Production 28.0%
Anadarko Petroleum Corp	United States	134,300	6,356,419
Cabot Oil & Gas Corp., A	United States	392,200	9,785,390
[a] Cairn Energy PLC	United Kingdom	1,679,700	4,118,216
[a] Callon Petroleum Co	United States	841,100	6,846,554
Canadian Natural Resources Ltd	Canada	248,300	6,669,363
[a] Concho Resources Inc	United States	93,200	11,169,088
ConocoPhillips	United States	94,800	6,417,012
Diamondback Energy Inc	United States	114,300	11,786,616
EOG Resources Inc	United States	89,900	8,918,080
EQT Corp	United States	230,700	4,491,729
Hess Corp	United States	122,100	6,593,400
[a] Jagged Peak Energy Inc	United States	557,216	5,867,485
Noble Energy Inc	United States	327,600	7,318,584
Pioneer Natural Resources Co	United States	52,500	7,471,800
[a] Ring Energy Inc	United States	497,800	2,927,064
			106,736,800
Oil & Gas Refining & Marketing 3.2%
HollyFrontier Corp	United States	31,500	1,774,710
Marathon Petroleum Corp	United States	66,300	4,393,038
Phillips 66	United States	42,800	4,083,548
Valero Energy Corp	United States	22,900	2,011,078
			12,262,374

|28

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil & Gas Storage & Transportation 8.4%
Enbridge Inc	Canada	103,547	$3,791,891
[a] Equitrans Midstream Corp	United States	105,840	2,203,589
Kinder Morgan Inc	United States	337,400	6,106,940
ONEOK Inc	United States	70,400	4,520,384
Targa Resources Corp	United States	167,100	7,186,971
TransCanada Corp	Canada	67,800	2,882,856
The Williams Cos. Inc	United States	195,700	5,270,201
			31,962,832
Paper Packaging 0.6%
Packaging Corp. of America.	United States	24,100	2,273,112
Pharmaceuticals 0.1%
[a] Elanco Animal Health Inc	United States	17,600	513,568
Specialty Chemicals 1.3%
Albemarle Corp	United States	44,700	3,608,631
Umicore SA	Belgium	32,200	1,358,326
			4,966,957
Trading Companies & Distributors 0.5%
[a] Univar Inc	United States	82,900	1,726,807
Total Common Stocks (Cost $347,114,617)			380,073,202

Short Term Investments (Cost $1,414,497) 0.4%

Money Market Funds 0.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	1,414,497	1,414,497
Total Investments (Cost $348,529,114) 100.0%			381,487,699
Other Assets, less Liabilities (0.0)%†			(138,552)
Net Assets 100.0%			$381,349,147

See Abbreviations on page 80.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|29

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2019 (unaudited)
Franklin Select U.S. Equity Fund
	Country	Shares	Value

Common Stocks 93.2%
Communication Services 6.6%
[a] Alphabet Inc., A	United States	2,900	$3,265,081
[a] Electronic Arts Inc	United States	15,500	1,429,720
The Walt Disney Co	United States	19,500	2,174,640
			6,869,441
Consumer Discretionary 10.0%
[a] Alibaba Group Holding Ltd., ADR	China	14,500	2,443,105
[a] Amazon.com Inc	United States	2,520	4,331,199
Aptiv PLC.	United States	16,500	1,305,645
NIKE Inc., B	United States	28,000	2,292,640
			10,372,589
Consumer Staples 5.9%
Constellation Brands Inc., A	United States	8,500	1,476,110
Estee Lauder Cos. Inc., A	United States	9,900	1,350,558
Lamb Weston Holdings Inc	United States	25,000	1,807,500
[a] Monster Beverage Corp	United States	26,500	1,516,860
			6,151,028
Energy 2.7%
Cabot Oil & Gas Corp., A	United States	63,000	1,571,850
[a] Concho Resources Inc	United States	10,000	1,198,400
			2,770,250
Financials 8.6%
BlackRock Inc	United States	5,500	2,282,940
The Charles Schwab Corp	United States	55,000	2,572,350
Intercontinental Exchange Inc	United States	27,500	2,110,900
S&P Global Inc	United States	10,300	1,973,995
			8,940,185
Health Care 15.3%
[a] ABIOMED Inc	United States	4,500	1,579,815
AstraZeneca PLC, ADR	United Kingdom	56,000	2,048,480
[a] Illumina Inc	United States	5,700	1,594,803
[a] Mettler-Toledo International Inc	United States	3,350	2,137,836
Stryker Corp	United States	11,600	2,059,812
Teleflex Inc	United States	7,300	1,996,550
UnitedHealth Group Inc	United States	10,200	2,756,040
[a] Waters Corp	United States	7,700	1,780,394
			15,953,730
Industrials 12.3%
3M Co	United States	10,250	2,053,075
BWX Technologies Inc	United States	24,000	1,114,080
FedEx Corp	United States	7,800	1,385,046
Fortive Corp	United States	31,000	2,324,690
Raytheon Co	United States	12,500	2,059,500
Republic Services Inc	United States	22,500	1,725,975
[a] Verisk Analytics Inc	United States	18,700	2,195,567
			12,857,933
Information Technology 24.4%
[a] Adyen NV	Netherlands	400	296,582
Amphenol Corp., A	United States	17,400	1,529,808
Analog Devices Inc	United States	29,150	2,881,769

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Select U.S. Equity Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Apple Inc	United States	11,000	$1,830,840
Applied Materials Inc	United States	50,000	1,954,000
Cognex Corp	United States	30,000	1,365,000
[a] InterXion Holding NV	Netherlands	32,500	1,951,300
Mastercard Inc., A.	United States	12,800	2,702,464
Microsoft Corp	United States	33,000	3,446,190
NVIDIA Corp	United States	10,250	1,473,438
[a] Salesforce.com Inc	United States	15,250	2,317,542
[a] ServiceNow Inc	United States	11,000	2,420,220
[a] Tyler Technologies Inc	United States	6,700	1,267,573
			25,436,726
Materials 2.9%
Albemarle Corp	United States	11,000	888,030
Ecolab Inc	United States	13,500	2,135,295
			3,023,325
Real Estate 2.0%
[a] SBA Communications Corp., A	United States	11,200	2,044,336
Utilities 2.5%
NextEra Energy Inc	United States	14,500	2,595,210
Total Common Stocks (Cost $88,239,043)			97,014,753

Short Term Investments (Cost $7,133,897) 6.8%

Money Market Funds 6.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	7,133,897	7,133,897
Total Investments (Cost $95,372,940) 100.0%			104,148,650
Other Assets, less Liabilities (0.0)%†			(21,284)
Net Assets 100.0%			$104,127,366

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|31

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2019 (unaudited)
Franklin Small Cap Growth Fund
	Shares	Value

Common Stocks 94.8%
Communication Services 2.0%
[a] Eventbrite Inc., A	160,600	$4,819,606
[a] IMAX Corp	861,600	17,895,432
[a] Yelp Inc	766,600	27,919,572
		50,634,610
Consumer Discretionary 14.3%
[a] At Home Group Inc	1,236,400	27,250,256
[a] Boot Barn Holdings Inc	1,223,603	28,669,018
Dave & Buster’s Entertainment Inc	464,900	23,919,105
[a,b,c] DraftKings Inc	9,905,685	25,253,553
[a] Duluth Holdings Inc	1,019,711	24,350,699
[a] Five Below Inc	188,300	23,298,359
[a] Grand Canyon Education Inc	324,800	30,186,912
Lithia Motors Inc	299,800	26,667,210
[a] M/I Homes Inc	1,256,976	33,297,294
[a] RH	221,000	30,027,270
[a,d] Sportsman’s Warehouse Holdings Inc	3,588,200	18,443,348
Steven Madden Ltd	902,450	29,464,993
Tenneco Inc., A	244,100	8,465,387
Wingstop Inc	373,529	24,522,179
		353,815,583
Consumer Staples 1.4%
[a] Hostess Brands Inc., A	908,700	10,440,963
[a] The Simply Good Foods Co	754,600	14,933,534
[a] Smart & Final Stores Inc	1,691,100	10,197,333
		35,571,830
Energy 2.5%
[a] Callon Petroleum Co	2,875,600	23,407,384
Liberty Oilfield Services Inc., A	1,399,900	21,292,479
[a] Ring Energy Inc	2,877,600	16,920,288
		61,620,151
Financials 7.7%
Chemical Financial Corp	542,923	24,138,357
Evercore Inc	180,800	16,172,560
[a] FGL Holdings., A	1,464,200	11,581,822
Houlihan Lokey Inc	452,500	20,018,600
LegacyTexas Financial Group Inc	501,560	19,982,150
MB Financial Inc	380,900	16,904,342
[a] Metropolitan Bank Holding Corp	318,661	11,153,135
Pinnacle Financial Partners Inc	562,904	30,267,348
[a] PRA Group Inc	506,500	14,946,815
[a] Western Alliance Bancorp	570,300	25,252,884
		190,418,013
Health Care 20.7%
[a] Aclaris Therapeutics Inc	1,259,049	8,775,572
[a,e] Allogene Therapeutics Inc	198,482	6,019,959
[a] American Renal Associates Holdings Inc	1,194,600	14,478,552
[a] Amicus Therapeutics Inc	833,900	10,040,156
[a] Argenx SE, ADR (Netherlands)	101,900	10,812,609
[a] Array BioPharma Inc	1,432,300	26,741,041

Quarterly Statement of Investments | See Notes to Statements of Investments. | 32

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Ascendis Pharma AS, ADR (Denmark)	138,900	$9,925,794
[a] Collegium Pharmaceutical Inc	698,800	11,187,788
[a] DexCom Inc	48,700	6,868,161
[a] Dynavax Technologies Corp	1,116,300	12,301,626
[a,e] Foamix Pharmaceuticals Ltd. (Israel)	586,080	2,121,610
[a] G1 Therapeutics Inc	148,800	3,182,832
[a] Global Blood Therapeutics Inc	162,500	7,785,375
[a] HealthEquity Inc	186,316	11,614,939
[a] Heron Therapeutics Inc	1,011,088	27,198,267
[a] Inspire Medical Systems Inc	300,304	16,105,304
[a] Integer Holdings Corp	369,000	29,885,310
[a] Iovance Biotherapeutics Inc	2,248,900	20,577,435
[a] iRhythm Technologies Inc	391,097	33,243,245
[a] Karyopharm Therapeutics Inc	547,757	4,639,502
[a] Neogen Corp	267,266	16,279,172
[a] NeoGenomics Inc	1,323,000	21,988,260
[a] Neos Therapeutics Inc	646,938	1,384,447
[a] Neuronetics Inc	380,300	6,510,736
[a] Nevro Corp	628,600	30,524,816
[a,e] Odonate Therapeutics Inc	383,200	6,349,624
[a] Penumbra Inc	150,200	21,855,602
[a,d] Pfenex Inc	1,787,331	7,042,084
[a] PTC Therapeutics Inc	732,000	22,787,160
[a,e] RA Medical Systems Inc	214,500	1,583,010
[a] Reata Pharmaceuticals Inc	320,574	25,572,188
[a] Revance Therapeutics Inc	1,053,592	18,195,534
[a] Sage Therapeutics Inc	153,100	21,830,529
[a,e] TherapeuticsMD Inc	2,797,900	14,688,975
[a] Tivity Health Inc	1,000,378	22,268,414
		512,365,628
Industrials 18.5%
Allegiant Travel Co	266,248	34,612,240
Altra Industrial Motion Corp	589,600	18,047,656
[a] Astronics Corp	91,608	2,809,617
[a] Beacon Roofing Supply Inc	791,800	28,766,094
BWX Technologies Inc	724,400	33,626,648
Cubic Corp	536,300	34,468,001
Granite Construction Inc	562,743	24,321,752
Healthcare Services Group Inc	689,600	30,080,352
Kennametal Inc	924,700	34,750,226
[a,d] The KeyW Holding Corp	3,160,382	22,691,543
Lindsay Corp	137,521	11,810,304
[a] Mercury Systems Inc	813,416	47,690,580
Mobile Mini Inc	265,800	10,044,582
[a] SAIA Inc	444,424	26,652,107
[a] Spirit Airlines Inc	559,500	32,909,790
[a] Univar Inc	1,605,332	33,439,066
US Ecology Inc	487,170	31,018,114
		457,738,672

|33

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology 25.8%
[a] 2U Inc	839,472	$47,723,983
[a] Alteryx Inc	324,100	23,059,715
[a,e] Elastic NV	102,859	8,743,015
[a] Envestnet Inc	428,722	23,258,169
[a] Guidewire Software Inc	237,300	20,569,164
[a] Hubspot Inc	164,329	26,014,924
[a] InterXion Holding NV (Netherlands)	369,895	22,208,496
[a] Lattice Semiconductor Corp	2,345,900	18,298,020
[a,b,c] LegalZoom.com Inc	1,431,280	14,095,961
ManTech International Corp., A	515,000	29,030,550
Monolithic Power Systems	244,700	30,969,232
[a] Nanometrics Inc	252,400	7,720,916
[a] Paylocity Holding Corp	357,432	25,388,395
[a] Pluralsight Inc., A	1,032,400	30,951,352
[a] Pure Storage Inc., A	1,035,700	18,549,387
[a] Q2 Holdings Inc	442,600	26,303,718
[a] RealPage Inc	157,200	8,767,044
[a] Silicon Laboratories Inc	297,400	22,751,100
[a] Twilio Inc., A	272,102	30,290,395
[a] USA Technologies Inc	646,500	3,820,815
Versum Materials Inc	868,700	31,942,099
[a] ViaSat Inc	583,983	36,609,894
[a] Viavi Solutions Inc	2,524,600	28,073,552
[a] WEX Inc	63,775	10,288,821
[a] Wix.com Ltd. (Israel)	245,700	26,867,295
[a] Zendesk Inc	465,814	31,456,419
[a] Zscaler Inc	752,900	36,417,773
		640,170,204
Materials 1.0%
[a] Ingevity Corp	269,978	25,396,830
Real Estate 0.9%
Coresite Realty Corp	225,600	22,287,025
Total Common Stocks (Cost $1,856,505,978)		2,350,018,546

Preferred Stocks 3.9%
Consumer Discretionary 2.9%
[a,b,c] ClearMotion Inc., pfd., D	3,698,772	10,000,000
[a,b,c] Peloton Interactive Inc., pfd., F	1,038,769	15,000,011
[a,b,c] Proterra Inc., pfd., 5, 144A	1,787,047	17,526,392
[a,b,c] Proterra Inc., pfd., 6, 144A	1,310,834	12,855,952
[a,b,c] Proterra Inc., pfd., 7	536,367	5,260,398
[a,b,c] Sweetgreen Inc., pfd., H	383,435	4,999,992
[a,b,c] Tula eTechnology Inc	361,111	—
[a,b,c] Tula Technology Inc., E	3,611,111	6,711,503
		72,354,248
Industrials 0.4%
[a,b,c] Optoro Inc., pfd., E	508,130	9,999,999

|34

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Preferred Stocks (continued)
Information Technology 0.6%
[a,b,c] Smule Inc., pfd., G, 144A	1,542,673	$10,531,509
[a,b,c] Smule Inc., pfd., H, 144A	352,675	2,667,637
		13,199,146
Total Preferred Stocks (Cost $80,362,388)		95,553,393
Total Investments before Short Term Investments (Cost $1,936,868,366)		2,445,571,939

Short Term Investments 1.7%

Money Market Funds (Cost $24,797,449) 1.0%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	24,797,449	24,797,449
Investments from Cash Collateral Received for Loaned Securities (Cost $17,201,950) 0.7%
Money Market Funds 0.7%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	17,201,950	17,201,950
Total Investments (Cost $1,978,867,765) 100.4%		2,487,571,338
Other Assets, less Liabilities (0.4)%		(9,385,236)
Net Assets 100.0%		$2,478,186,102

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dSee Note 7 regarding holdings of 5% voting securities.
eA portion or all of the security is on loan at January 31, 2019.
fSee Note 8 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

|35

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2019 (unaudited)
Franklin Small-Mid Cap Growth Fund
	Shares	Value

Common Stocks 97.0%
Communication Services 0.7%
[a] IAC/InterActiveCorp	73,000	$15,423,440
[a] Spotify Technology SA	49,000	6,637,050
		22,060,490
Consumer Discretionary 14.7%
Aptiv PLC	393,000	31,098,090
[a] Burlington Stores Inc	278,000	47,735,380
[a] Dollar Tree Inc	255,000	24,691,650
Domino’s Pizza Inc	151,000	42,843,230
[a,b,c] DraftKings Inc	7,974,537	20,330,285
Expedia Group Inc	278,500	33,211,125
[a] Five Below Inc	99,000	12,249,270
[a] Grand Canyon Education Inc	326,000	30,298,440
MGM Resorts International	768,000	22,609,920
[a] NVR Inc	12,500	33,250,000
[a] O’Reilly Automotive Inc	141,000	48,597,060
Tapestry Inc	445,000	17,225,950
Tractor Supply Co	295,000	25,193,000
[a] Ulta Beauty Inc	133,000	38,825,360
[a] Under Armour Inc., A	417,000	8,648,580
Vail Resorts Inc	128,500	24,191,410
VF Corp	364,000	30,637,880
Wingstop Inc	130,000	8,534,500
		500,171,130
Consumer Staples 1.9%
Brown-Forman Corp., B	558,000	26,365,500
Church & Dwight Co. Inc	47,000	3,036,670
Lamb Weston Holdings Inc	295,000	21,328,500
McCormick & Co. Inc	101,000	12,487,640
		63,218,310
Energy 1.6%
Cabot Oil & Gas Corp., A	806,010	20,109,949
[a] Concho Resources Inc	167,700	20,097,168
Diamondback Energy Inc	140,000	14,436,800
		54,643,917
Financials 7.6%
Arthur J. Gallagher & Co	321,100	23,989,381
CBOE Global Markets Inc	278,000	25,929,060
First Republic Bank	175,000	16,910,250
[a] Focus Financial Partners Inc	221,000	6,214,520
MarketAxess Holdings Inc	190,000	40,806,300
Moody’s Corp	249,000	39,468,990
MSCI Inc	235,500	40,098,585
SEI Investments Co	448,000	21,297,920
[a] SVB Financial Group	103,500	24,154,830
[a] Western Alliance Bancorp	425,000	18,819,000
		257,688,836

Quarterly Statement of Investments | See Notes to Statements of Investments. | 36

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care 15.5%
[a] ABIOMED Inc	98,000	$34,404,860
[a] Align Technology Inc	100,000	24,895,000
[a] Argenx SE, ADR (Netherlands)	30,000	3,183,300
[a] Array BioPharma Inc	490,000	9,148,300
[a] BioMarin Pharmaceutical Inc	222,666	21,859,121
[a] Centene Corp	320,000	41,782,400
[a] DexCom Inc	160,414	22,623,187
[a] Edwards Lifesciences Corp	390,000	66,463,800
[a,d] Elanco Animal Health Inc	219,400	6,402,092
[a] Guardant Health Inc	89,000	3,590,260
[a] GW Pharmaceuticals PLC, ADR (United Kingdom)	43,000	6,138,250
[a] Heron Therapeutics Inc	559,000	15,037,100
[a] IDEXX Laboratories Inc	154,000	32,768,120
[a] Incyte Corp	207,614	16,731,612
[a] Ionis Pharmaceuticals Inc	136,000	7,888,000
[a] iRhythm Technologies Inc	181,450	15,423,250
[a] Jazz Pharmaceuticals PLC	143,000	18,002,270
[a] Mettler-Toledo International Inc	74,500	47,542,920
[a] Neurocrine Biosciences Inc	180,042	15,883,305
[a] Penumbra Inc	161,647	23,521,255
[a] Revance Therapeutics Inc	428,000	7,391,560
[a] Sage Therapeutics Inc	64,100	9,140,019
[a] Sarepta Therapeutics Inc	95,500	13,342,305
[a] Seattle Genetics Inc	144,500	11,044,135
[a] Veeva Systems Inc	172,000	18,758,320
[a] Waters Corp	150,000	34,683,000
		527,647,741
Industrials 17.2%
BWX Technologies Inc	554,000	25,716,680
[a] CoStar Group Inc	129,000	50,405,460
Fortive Corp	657,500	49,305,925
Harris Corp	270,500	41,435,190
IDEX Corp	278,500	38,394,010
[a] IHS Markit Ltd	496,915	25,799,827
[a] Mercury Systems Inc	342,300	20,069,049
Old Dominion Freight Line Inc	215,000	29,224,950
Republic Services Inc	416,000	31,911,360
Rockwell Automation Inc	253,000	42,888,560
Roper Technologies Inc	217,530	61,617,547
Stanley Black & Decker Inc	212,000	26,805,280
[a] TransDigm Group Inc	52,000	20,332,000
TransUnion	307,000	18,671,740
[a] Univar Inc	1,060,000	22,079,800
[a] Verisk Analytics Inc	488,000	57,296,080
[a] WABCO Holdings Inc	206,000	23,531,380
		585,484,838
Information Technology 32.7%
[a] 2U Inc	803,000	45,650,550
[a] Advanced Micro Devices Inc	825,000	20,138,250
[a] Adyen NV (Netherlands)	44,500	32,994,728
Amphenol Corp., A	560,000	49,235,200
[a] Arista Networks Inc	107,500	23,088,850

|37

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Black Knight Inc	548,000	$26,956,120
Cognex Corp	331,000	15,060,500
[a,d] Elastic NV	218,000	18,530,000
[a] EPAM Systems Inc	203,000	28,720,440
Global Payments Inc	208,000	23,354,240
[a] GoDaddy Inc., A	671,800	46,105,634
[a] Guidewire Software Inc	321,000	27,824,280
[a] InterXion Holding NV (Netherlands)	286,000	17,171,440
Jack Henry & Associates Inc	180,000	24,039,000
KLA-Tencor Corp	364,000	38,791,480
Lam Research Corp	188,000	31,881,040
Maxim Integrated Products Inc	249,000	13,513,230
Microchip Technology Inc	792,000	63,653,040
Monolithic Power Systems	241,000	30,500,960
[a] New Relic Inc	175,000	17,788,750
[a] Pluralsight Inc., A	570,000	17,088,600
[a] PTC Inc	291,000	24,673,890
[a] Q2 Holdings Inc	306,000	18,185,580
[a] ServiceNow Inc	381,000	83,827,620
[a] Shopify Inc., A (Canada)	77,000	12,972,190
[a] Silicon Laboratories Inc	269,000	20,578,500
[a] Square Inc., A	639,000	45,592,650
[a] Synopsys Inc	288,000	26,884,800
Total System Services Inc	387,500	34,723,875
[a] Trimble Inc	483,000	18,189,780
[a] Twilio Inc., A	207,000	23,043,240
[a] ViaSat Inc	465,050	29,153,984
[a] WEX Inc	139,500	22,505,535
[a] Wix.com Ltd. (Israel)	214,000	23,400,900
[a] Workday Inc., A	358,000	64,987,740
Xilinx Inc	307,000	34,365,580
[a] Zscaler Inc	318,000	15,381,660
		1,110,553,856
Materials 3.0%
Celanese Corp	225,000	21,546,000
[a] Ingevity Corp	271,780	25,566,345
Martin Marietta Materials Inc	145,000	25,618,600
Packaging Corp. of America	305,000	28,767,600
		101,498,545
Real Estate 2.1%
[a] SBA Communications Corp., A	388,000	70,821,640
Total Common Stocks (Cost $2,501,660,312)		3,293,789,303

Preferred Stocks 0.6%
Consumer Discretionary 0.4%
[a,b,c] Proterra Inc., pfd., 5, 144A	1,416,913	13,896,318

|38

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value
Preferred Stocks (continued)
Financials 0.2%
[a,b,c] Bill.com, pfd., H	866,666	$7,200,001
Total Preferred Stocks (Cost $14,335,915)		21,096,319
Total Investments before Short Term Investments (Cost $2,515,996,227)		3,314,885,622

Short Term Investments 2.7%

Money Market Funds (Cost $68,994,641) 2.0%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	68,994,641	68,994,641
Investments from Cash Collateral Received for Loaned Securities (Cost $21,906,000) 0.7%
Money Market Funds 0.7%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	21,906,000	21,906,000
Total Investments (Cost $2,606,896,868) 100.3%		3,405,786,263
Other Assets, less Liabilities (0.3)%		(9,134,806)
Net Assets 100.0%		$3,396,651,457

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dA portion or all of the security is on loan at January 31, 2019.
eSee Note 8 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

|39

FRANKLIN STRATEGIC SERIES

Consolidated Statement of Investments, January 31, 2019 (unaudited)
Franklin Strategic Income Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.3%
Consumer Services 0.0%†
[a,b,c] Turtle Bay Resort	United States	1,587,888	$34,933
Energy 0.3%
[a] Birch Permian Holdings Inc	United States	94,570	1,063,913
[a] Birch Permian Holdings Inc	United States	737,192	8,109,112
[a] Chaparral Energy Inc., A	United States	94,305	725,205
[a,d] Chaparral Energy Inc., A, 144A	United States	3,418	26,284
[a] Halcon Resources Corp	United States	955,276	1,566,653
[a] Halcon Resources Corp., wts., 9/09/20	United States	75,770	3,789
[a] Midstates Petroleum Co. Inc	United States	6,993	67,692
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	49,552	812
[a] Penn Virginia Corp	United States	898	47,109
[a] Riviera Resources Inc	United States	88,309	1,355,543
[a] Roan Resources Inc	United States	88,309	948,439
			13,914,551
Materials 0.0%†
[a] Verso Corp., A	United States	38,905	959,786
[a] Verso Corp., wts., 7/25/23	United States	4,095	22,523
			982,309
Retailing 0.0%†
[a,c,e] K2016470219 South Africa Ltd., A	South Africa	125,940,079	94,945
[a,c,e] K2016470219 South Africa Ltd., B	South Africa	12,532,821	9,448
			104,393
Transportation 0.0%†
[a] CEVA Logistics AG	Switzerland	50,632	1,532,144
Total Common Stocks and Other Equity Interests
(Cost $65,317,518)			16,568,330

Management Investment Companies 8.4%
Diversified Financials 8.4%
[f] Franklin Lower Tier Floating Rate Fund	United States	25,361,119	225,460,346
[f] Franklin Middle Tier Floating Rate Fund.	United States	21,833,687	196,284,850
Total Management Investment Companies
(Cost $470,958,729)			421,745,196

		Principal
		Amount*
Corporate Bonds 41.1%
Automobiles & Components 0.2%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	10,000,000	10,145,800
Banks 2.9%
Bank of America Corp.,
senior bond, 3.248%, 10/21/27.	United States	5,000,000	4,790,225
senior note, 3.50%, 4/19/26	United States	29,800,000	29,567,183
Citigroup Inc.,
senior note, 3.30%, 4/27/25	United States	2,500,000	2,443,725
senior note, 3.40%, 5/01/26	United States	7,100,000	6,944,897
senior note, 3.20%, 10/21/26	United States	20,000,000	19,167,919
sub. bond, 5.50%, 9/13/25	United States	10,000,000	10,852,851

Quarterly Statement of Investments | See Notes to Statements of Investments. | 40

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
Citigroup Inc., (continued)
sub. note, 4.05%, 7/30/22	United States	5,000,000		$5,103,262
[d] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	13,306,000		12,464,023
[d] Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	1,400,000		1,448,279
JPMorgan Chase & Co.,
[g] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	5,000,000		5,122,925
senior bond, 3.30%, 4/01/26	United States	10,000,000		9,823,619
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,990,399
sub. note, 3.875%, 9/10/24	United States	10,000,000		10,149,615
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	7,600,000		7,648,450
[h] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%,
11/04/22.	Turkey	3,900,000	EUR	4,374,163
[g] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN
thereafter, Perpetual	United States	7,000,000		7,075,845
				146,967,380
Capital Goods 1.3%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	19,200,000		18,506,484
[d] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25 .	United States	15,000,000		14,025,000
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	6,600,000		6,146,679
Legrand France SA, senior bond, 8.50%, 2/15/25	France	200,000		249,086
[d] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	14,600,000		14,143,750
[d] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	14,000,000		13,090,000
				66,160,999
Commercial & Professional Services 0.9%
[d] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	11,700,000		11,173,500
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	18,000,000		18,450,000
[d] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	20,300,000		17,026,625
				46,650,125
Consumer Durables & Apparel 0.9%
[d] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	20,000,000		19,250,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,331,250
senior note, 7.00%, 12/15/21	United States	10,000,000		10,550,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27.	United States	12,000,000		11,591,250
				46,722,500
Consumer Services 1.6%
[d] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	11,500,000		11,126,250
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	4,000,000		3,892,140
[d] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	13,200,000		13,233,000
[d] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25.	United States	13,200,000		13,774,200
senior secured note, 144A, 6.25%, 2/15/22	United States	2,000,000		2,079,600
[d] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	8,900,000		8,919,580
senior note, 144A, 5.25%, 6/01/26	United States	9,100,000		9,236,500

|41

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Services (continued)
[d] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC,
senior note, 144A, 7.00%, 7/15/26.	Canada	6,600,000		$6,698,464
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	13,700,000		13,323,250
				82,282,984
Diversified Financials 2.2%
Capital One Financial Corp., senior note, 3.20%, 2/05/25.	United States	11,900,000		11,447,334
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	23,000,000		22,688,446
senior note, 3.75%, 2/25/26	United States	15,000,000		14,879,816
[d] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21 .	Netherlands	8,400,000	EUR	9,908,656
Morgan Stanley,
senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28.	United States	10,000,000		9,775,280
senior note, 3.875%, 1/27/26	United States	32,300,000		32,506,001
Navient Corp., senior note, 6.125%, 3/25/24.	United States	10,000,000		9,612,500
				110,818,033
Energy 5.1%
[d] California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	7,852,000		6,320,860
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	8,800,000		9,722,240
senior secured note, first lien, 5.875%, 3/31/25	United States	8,200,000		8,620,250
Cheniere Energy Partners LP, senior secured note, first lien,
5.25%, 10/01/25	United States	11,900,000		12,004,006
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	12,800,000		12,682,432
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	17,000,000		16,957,500
Energy Transfer LP, senior bond, first lien, 7.50%, 10/15/20	United States	11,000,000		11,701,250
Energy Transfer Operating LP,
senior bond, 5.20%, 2/01/22	United States	10,000,000		10,399,696
senior bond, 4.05%, 3/15/25	United States	1,300,000		1,285,890
Energy Transfer Partners LP/Regency Energy Finance Corp.,
senior note, 5.00%, 10/01/22	United States	10,000,000		10,359,686
[d,i] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	12,855,122		9,400,308
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	3,000,000		2,976,815
[d] Gaz Capital SA, (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	20,000,000		20,042,000
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	17,000,000		17,433,374
senior note, 3.15%, 1/15/23	United States	9,000,000		8,870,938
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	20,000,000		19,500,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	2,100,000		1,795,500
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	20,000,000		20,708,441
senior secured note, first lien, 5.625%, 4/15/23	United States	6,200,000		6,564,629
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000		5,404,167
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000		1,080,000
[d] Sinopec Group Overseas Development 2016 Ltd., senior note,
144A, 2.75%, 9/29/26	China	12,800,000		11,840,064
Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	5,900,000		5,826,250

|42

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	9,000,000	$7,650,000
senior note, 8.25%, 6/15/23	United States	7,000,000	4,515,000
[d] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	7,100,000	6,592,669
senior note, 144A, 3.70%, 9/15/26	Australia	5,400,000	5,090,585
			255,344,550
Food & Staples Retailing 0.9%
[d] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	7,600,000	7,438,500
Kroger Co., senior bond, 2.65%, 10/15/26	United States	15,300,000	13,823,209
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	21,900,000	21,932,421
			43,194,130
Food, Beverage & Tobacco 1.6%
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	2,000,000	1,765,848
[d] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	20,400,000	20,051,191
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	25,400,000	23,545,293
[d] Lamb Weston Holdings Inc., senior note, 144A, 4.875%, 11/01/26 .	United States	16,500,000	16,442,250
[d] Post Holdings Inc.,
senior bond, 144A, 5.625%, 1/15/28	United States	10,000,000	9,624,900
senior note, 144A, 5.50%, 3/01/25	United States	8,000,000	7,990,000
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	1,900,000	1,916,409
			81,335,891
Health Care Equipment & Services 2.0%
[d] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24 .	United States	18,000,000	18,444,780
Centene Corp.,
senior note, 4.75%, 5/15/22	United States	12,000,000	12,258,600
[d] senior note, 144A, 5.375%, 6/01/26	United States	8,600,000	8,935,830
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	7,223,000	4,142,029
senior secured note, first lien, 6.25%, 3/31/23	United States	3,900,000	3,739,125
CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	9,600,000	9,732,210
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	9,878,000
senior bond, 5.00%, 5/01/25	United States	6,000,000	5,797,500
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	2,700,000	2,750,508
HCA Inc.,
senior bond, 5.875%, 2/15/26	United States	3,000,000	3,172,500
senior secured bond, first lien, 5.50%, 6/15/47	United States	12,000,000	12,531,600
[d] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	6,300,000	6,339,375
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000	4,758,237
			102,480,294
Insurance 0.5%
[d] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24,
FRN thereafter, 10/16/44	Japan	24,200,000	24,765,917
Materials 5.8%
ArcelorMittal,
senior note, 5.50%, 3/01/21	France	17,600,000	18,255,864
senior note, 6.125%, 6/01/25	France	2,700,000	2,918,531

|43

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[i] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000	$1,259,375
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 2/15/25.	Luxembourg	11,500,000	11,241,250
[d] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	15,000,000	13,893,750
[d] Cemex SAB de CV,
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000	15,135,150
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000	4,088,100
The Chemours Co., senior note, 6.625%, 5/15/23	United States	10,860,000	11,267,250
Crown Americas LLC/Crown Americas Capital Corp. VI, senior
note, 4.75%, 2/01/26	United States	7,100,000	6,958,000
[d] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	8,000,000	7,995,000
senior note, 144A, 7.25%, 4/01/23	Zambia	7,200,000	6,921,072
[d] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 3/15/23	Australia	3,600,000	3,566,250
senior note, 144A, 5.125%, 5/15/24	Australia	7,700,000	7,540,379
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	15,000,000	14,437,500
[d] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%,
11/15/21.	Switzerland	13,300,000	13,703,159
[d] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000	5,015,294
senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000	2,557,940
[d] INVISTA Finance LLC, senior secured note, 144A, 4.25%,
10/15/19.	United States	10,000,000	10,050,000
LYB International Finance BV, senior note, 4.00%, 7/15/23.	United States	20,400,000	20,633,070
[d] New Gold Inc., senior note, 144A, 6.375%, 5/15/25.	Canada	6,900,000	5,852,063
[d] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22.	Canada	3,800,000	3,795,060
[d] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	16,000,000	15,500,000
[d] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	7,800,000	7,907,250
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,387,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
senior secured note, first lien, 5.75%, 10/15/20	United States	6,396,111	6,428,411
[d] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	5,900,000	5,918,290
[d,j] senior secured note, first lien, 144A, FRN, 6.287%, (3-month
USD LIBOR + 3.50%), 7/15/21	United States	6,500,000	6,532,500
[d] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000	11,472,890
senior note, 144A, 4.875%, 12/01/22	United States	5,000,000	5,068,750
[d] Sociedad Quimica y Minera de Chile SA, senior note, 144A,
3.625%, 4/03/23	Chile	1,500,000	1,465,853
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000	10,037,560
senior note, 5.125%, 10/01/21	United States	5,000,000	5,043,750
[d] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	19,500,000	18,963,750
			291,810,561

|44

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media & Entertainment 4.5%
[d] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	3,000,000		$2,842,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	8,500,000		8,608,800
[d] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000		13,101,400
Clear Channel Worldwide Holdings Inc.,
senior note, 6,50%, 11/15/22	United States	8,000,000		8,220,000
senior sub. note, 7.625%, 3/15/20.	United States	6,400,000		6,416,000
[d] CSC Holdings LLC, senior secured note, first lien, 144A, 5.50%,
5/15/26	United States	17,000,000		16,872,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		8,737,500
senior note, 5.875%, 11/15/24	United States	8,000,000		6,660,000
[k] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	8,000,000		5,380,000
senior secured note, first lien, 9.00%, 9/15/22	United States	3,100,000		2,092,500
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	5,000,000		5,192,250
senior bond, 4.375%, 11/15/26.	United States	11,800,000		11,202,625
[d] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	17,000,000		16,490,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23.	United States	12,000,000		12,240,000
senior note, 5.125%, 7/15/20	United States	4,000,000		4,015,000
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	25,400,000		23,496,830
[d] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25 .	Germany	18,000,000		18,450,000
[d] Univision Communications Inc., senior secured note, first lien,
144A, 5.125%, 2/15/25	United States	21,000,000		19,188,750
[d] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	9,600,000	GBP	12,911,483
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,157,500
[d] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	8,600,000	EUR	9,983,613
				226,259,251
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000		24,899,987
Amgen Inc., senior bond, 4.95%, 10/01/41	United States	1,600,000		1,643,028
[d] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000		2,937,250
senior note, 144A, 4.50%, 5/15/23	United States	8,000,000	EUR	9,090,322
senior note, 144A, 8.50%, 1/31/27	United States	5,000,000		5,237,500
senior note, first lien, 144A, 7.00%, 3/15/24	United States	2,100,000		2,208,938
[d] Bayer U.S. Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	11,700,000		11,491,996
Celgene Corp., senior bond, 3.45%, 11/15/27.	United States	7,900,000		7,568,211
[d,i] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%,
5/15/22	United States	3,300,000		3,308,250
[d] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		9,252,250
senior note, 144A, 6.00%, 7/15/23	United States	2,000,000		1,644,240
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	10,000,000		9,975,000
[d] SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	5,500,000		5,615,418
				94,872,390

|45

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Real Estate 1.2%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	8,000,000	$7,715,275
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000	27,587,867
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	17,000,000	17,297,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	4,200,000	4,242,000
senior bond, 5.00%, 10/15/27	United States	5,700,000	5,563,200
			62,405,842
Retailing 0.3%
[c,e,i] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	9,834,030	12,262
[e,i] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	2,108,028	123,900
[d] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	5,300,000	5,233,750
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	15,000,000	9,487,500
			14,857,412
Semiconductors & Semiconductor Equipment 0.1%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	1,800,000	1,793,100
[d] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	5,600,000	5,572,000
			7,365,100
Software & Services 0.4%
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	8,400,000	8,345,018
[d] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	9,500,000	9,480,039
			17,825,057
Technology Hardware & Equipment 0.7%
[d] CommScope Technologies LLC, senior bond, 144A, 6.00%,
6/15/25	United States	16,600,000	15,770,000
[d] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,500,000	2,546,806
senior note, 144A, 7.125%, 6/15/24	United States	12,600,000	13,297,891
Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	1,200,000	1,171,528
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,900,000	1,874,749
			34,660,974
Telecommunication Services 1.8%
[d] Digicel Group Two Ltd.,
senior note, 144A, 8.25%, 9/30/22	Bermuda	2,427,000	1,322,715
[i] senior note, 144A, PIK, 9.125%, 4/01/24	Bermuda	3,000,000	1,337,040
[d] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21.	Bermuda	10,000,000	9,234,250
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	15,000,000	14,475,000
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	10,000,000	10,151,900
[d] senior note, 144A, 7.00%, 3/01/20	United States	5,000,000	5,156,250
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000	5,187,500
senior bond, 6.375%, 3/01/25	United States	14,700,000	15,288,000
senior note, 5.125%, 4/15/25	United States	6,000,000	6,082,500
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000	23,957,829
			92,192,984

|46

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Transportation 0.8%
[d] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	4,000,000	$3,970,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	14,000,000	13,790,000
[d] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
3.375%, 3/22/27	Australia	11,400,000	10,669,488
United Airlines, senior bond, 3.45%, 1/07/30	United States	12,707,778	12,180,449
			40,609,937
Utilities 3.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000	8,505,000
senior note, 5.375%, 1/15/23	United States	6,000,000	5,850,000
[d] Clearway Energy Operating LLC, senior note, 144A, 5.75%,
10/15/25	United States	12,800,000	11,872,000
[d] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	6,200,000	5,974,537
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	11,400,000	10,651,702
[d,g] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual	France	5,000,000	4,766,725
junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	25,000,000	24,612,875
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000	18,584,246
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	4,800,000	4,176,000
[d] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	9,200,000	9,175,068
The Southern Co., senior bond, 3.25%, 7/01/26	United States	24,200,000	23,163,457
[d] State Grid Overseas Investment 2016 Ltd., senior note, 144A,
3.50%, 5/04/27	China	12,800,000	12,520,704
[d] Talen Energy Supply LLC,
senior note, 144A, 9.50%, 7/15/22	United States	15,900,000	16,297,500
senior note, 144A, 10.50%, 1/15/26	United States	8,100,000	7,553,250
[d] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.15%, 6/02/26	China	12,800,000	12,232,576
Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37.	United States	820,000	1,026,825
			176,962,465
Total Corporate Bonds (Cost $2,154,170,893)			2,076,690,576

[j] Senior Floating Rate Interests 8.8%
Automobiles & Components 0.3%
Allison Transmission Inc., New Term Loans, 4.26%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	2,269,668	2,261,864
[l,m] Thor Industries Inc., Term Loan B, TBD, 2/01/26	United States	2,830,822	2,721,128
TI Group Automotive Systems LLC, Initial US Term Loan, 4.999%,
(1-month USD LIBOR + 2.50%), 6/30/22	United States	9,315,471	9,028,247
			14,011,239
Capital Goods 0.1%
Altra Industrial Motion Corp., Term Loan, 4.499%, (1-month USD
LIBOR + 2.00%), 10/01/25	United States	743,071	731,615
Doncasters U.S. Finance LLC, Second Lien Term Loan, 11.053%,
(3-month USD LIBOR + 8.25%), 10/09/20	United States	736,591	581,906
Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR +
2.25%), 12/10/24.	United States	4,270,059	4,248,709
			5,562,230

|47

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Commercial & Professional Services 0.2%
KAR Auction Services Inc., Tranche B-5 Term Loans, 5.313%,
(3-month USD LIBOR + 2.50%), 3/09/23	United States	7,269,575	$7,233,228
United Rentals North America Inc., Initial Term Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 10/30/25	United States	3,775,212	3,760,269
Ventia Pty. Ltd., Term B Loans (USD), 6.303%, (3-month USD
LIBOR + 3.50%), 5/21/22	Australia	832,737	820,246
			11,813,743
Consumer Services 0.3%
Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month
USD LIBOR + 1.75%), 10/19/24	United States	1,556,965	1,532,394
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.50%,
(1-month USD LIBOR + 2.00%), 2/13/25	United States	6,343,768	6,282,329
Eldorado Resorts Inc.,
Initial Term Loan, 4.813%, (1-month USD LIBOR + 2.25%),
4/17/24	United States	1,866,542	1,847,876
Initial Term Loan, 4.813%, (3-month USD LIBOR + 2.25%),
4/17/24	United States	1,641,934	1,625,515
Greektown Holdings LLC, Initial Term Loan, 5.249%, (1-month
USD LIBOR + 2.75%), 4/25/24	United States	2,995,272	2,987,784
			14,275,898
Diversified Financials 0.2%
First Eagle Holdings Inc., Initial Term Loans, 5.563%, (3-month
USD LIBOR + 2.75%), 12/01/24	United States	5,177,798	5,137,349
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 8/09/22	United States	3,430,342	3,391,751
			8,529,100
Energy 1.8%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.457%, (3-month USD LIBOR +
5.75%), 8/14/20	United States	21,608,471	21,284,344
Second Lien Initial Term Loan, 13.457%, (3-month USD
LIBOR + 10.75%), 2/16/21	United States	16,760,827	15,783,118
Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month
USD LIBOR + 5.25%), 4/11/22	United States	49,391,396	45,470,954
Foresight Energy LLC, Term Loans, 8.249%, (1-month USD LIBOR
+ 5.75%), 3/28/22	United States	10,218,614	10,132,389
			92,670,805
Food & Staples Retailing 0.3%
Aramark Corp., U.S. Term B-3 Loan, 4.249%, (1-month USD
LIBOR + 1.75%), 3/11/25	United States	3,656,382	3,636,575
Smart & Final Stores LLC, First Lien Term Loan, 5.999%, (1-month
USD LIBOR + 3.50%), 11/15/22	United States	11,875,171	10,984,534
			14,621,109
Food, Beverage & Tobacco 0.7%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.55%, (3-month USD LIBOR +
7.75%), 7/03/21	United States	8,170,000	7,455,125
Term Loans, 6.80%, (3-month USD LIBOR + 4.00%), 7/03/20 .	United States	1,830,000	1,711,050

|48

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Food, Beverage & Tobacco (continued)
JBS USA Lux S.A.,
New Initial Term Loans, 4.999%, (1-month USD LIBOR +
2.50%), 10/30/22	United States	3,843,715	$3,810,083
New Initial Term Loans, 5.301%, (3-month USD LIBOR +
2.50%), 10/30/22	United States	22,421,096	22,224,911
			35,201,169
Health Care Equipment & Services 0.0%†
IQVIA Inc., Term B-3 Dollar Loans, 4.249%, (1-month USD LIBOR
+ 1.75%), 6/11/25	United States	1,455,342	1,433,058
U.S. Renal Care Inc., Initial Term Loan, 7.053%, (3-month USD
LIBOR + 4.25%), 12/31/22	United States	981,002	965,878
			2,398,936
Materials 0.8%
Ashland LLC, Term B Loan, 4.249% - 4.269%, (1-month USD
LIBOR + 1.75%), 5/17/24	United States	4,082,450	4,054,812
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.553%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	4,812,793	4,733,694
Chemours Co., Tranche B-2 US$ Term Loan, 4.25%, (1-month
USD LIBOR + 1.75%), 4/03/25	United States	11,472,451	11,295,489
Crown Americas LLC, Dollar Term B Loan, 4.513%, (1-month USD
LIBOR + 2.00%), 4/03/25	United States	530,377	531,261
Oxbow Carbon LLC,
Second Lien Term Loan, 9.999%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	2,161,171	2,166,574
Tranche A Term Loan, 4.749%, (1-month USD LIBOR +
2.25%), 1/04/22	United States	12,262,500	12,201,187
Tranche B Term Loan, 5.999%, (1-month USD LIBOR +
3.50%), 1/04/23	United States	7,438,500	7,429,202
			42,412,219
Media & Entertainment 0.7%
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.759%, (1-month USD LIBOR
+ 2.25%), 12/15/23	United States	4,517,013	4,452,081
Initial Term Loans, 4.759%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	5,911,335	5,826,360
Charter Communications Operating LLC, Term A-2 Loan, 4.03%,
(1-month USD LIBOR + 1.50%), 3/31/23	United States	8,848,550	8,715,821
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.759%,
(1-month USD LIBOR + 2.25%), 7/17/25	United States	12,731,826	12,369,682
Gray Television Inc., Term C Loan, 5.02%, (3-month USD LIBOR +
2.50%), 1/02/26	United States	399,804	395,140
Lions Gate Capital Holdings LLC, Term A Loan, 4.249%, (1-month
USD LIBOR + 1.75%), 3/22/23	Canada	2,541,660	2,503,535
Rackspace Hosting Inc., Term B Loans, 5.582%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	3,177,773	2,955,695
			37,218,314

|49

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial
Term Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	19,711,032	$19,563,199
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.664%, (1-week USD LIBOR + 2.25%), 1/31/25.	United States	12,824,230	12,681,189
Syneos Health Inc., Initial Term B Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 8/01/24	United States	8,471,658	8,351,615
Valeant Pharmaceuticals International, Initial Term Loans, 5.513%,
(1-month USD LIBOR + 3.00%), 6/02/25	United States	3,057,361	3,030,847
			43,626,850
Retailing 1.1%
Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month
USD LIBOR + 4.50%), 8/21/22	United States	30,640,905	28,240,650
General Nutrition Centers Inc.,
Tranche B-2 Term Loans, 11.75%, (1-month USD LIBOR +
9.25%), 3/04/21	United States	5,263,125	5,098,652
Tranche B-2 Term Loans, 12.00%, (3-month USD LIBOR +
9.25%), 3/04/21	United States	5,315,424	5,149,318
Tranche B-2 Term Loans, 13.75%, (Prime + 8.25%), 3/04/21	United States	2,807,000	2,719,281
Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR +
5.00%), 10/23/23.	United States	12,339,226	12,215,833
[l,m] Wand NewCo. 3 Inc., First Lien Term Loan, TBD, 1/23/26	United States	2,004,850	2,004,430
			55,428,164
Semiconductors & Semiconductor Equipment 0.3%
MKS Instruments Inc.,
Tranche B-4 Term Loan, 4.249%, (1-month USD LIBOR +
1.75%), 4/29/23	United States	2,722,325	2,720,201
[l,m] Tranche B-5 Term Loans, TBD, 2/01/26	United States	1,428,456	1,426,893
ON Semiconductor Corp., 2018 New Replacement Term B-3
Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/31/23.	United States	11,425,542	11,306,820
			15,453,914
Software & Services 0.1%
LegalZoom.com Inc., 2018 Term Loans, 7.019%, (1-month USD
LIBOR + 4.50%), 11/21/24	United States	1,097,446	1,098,131
Wex Inc., Term B-2 Loan, 4.749%, (1-month USD LIBOR +
2.25%), 7/01/23	United States	1,858,112	1,835,661
			2,933,792
Technology Hardware & Equipment 0.0%†
CommScope Inc., Tranche 5 Term Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	447,087	445,824
Telecommunication Services 0.1%
Global Tel*Link Corp., First Lien Term Loan, 6.956%, (3-month
USD LIBOR + 4.25%), 11/29/25	United States	2,749,354	2,716,705
Transportation 0.6%
Air Canada, Term Loan, 4.50%, (1-month USD LIBOR + 2.00%),
10/06/23.	Canada	411,543	410,509
[l,m] Allegiant Travel Co., Term Loan B, TBD, 2/05/24	United States	2,916,146	2,894,275
Hertz Corp., Tranche B-1 Term Loan, 5.249%, (1-month USD
LIBOR + 2.75%), 6/30/23	United States	8,952,481	8,731,462

|50

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

[j] Senior Floating Rate Interests (continued)
Transportation (continued)
International Seaways Operating Corp., Initial Term Loans, 8.50%,
(1-month USD LIBOR + 6.00%), 6/22/22	United States	6,621,732			$6,588,624
Navios Maritime Midstream Partners LP, Initial Term Loan, 7.30%,
(3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	13,061,027			12,587,565
					31,212,435
Utilities 0.3%
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 5.75%, (1-month USD LIBOR + 3.25%),
6/28/23	United States	1,565,922			1,543,216
Term B Advance, 6.06%, (3-month USD LIBOR + 3.25%),
6/28/23	United States	4,518,580			4,453,060
NRG Energy Inc., Term Loan B, 4.249%, (1-month USD LIBOR +
1.75%), 6/30/23	United States	8,414,250			8,297,124
					14,293,400
Total Senior Floating Rate Interests
(Cost $454,271,265)					444,825,846

Foreign Government and Agency Securities 4.6%
Brazil Notas do Tesouro Nacional,
10.00%, 1/01/21	Brazil	97,200	[n]	BRL	28,014,203
10.00%, 1/01/23	Brazil	34,402	[n]	BRL	10,020,240
[o] Index Linked, 6.00%, 5/15/23	Brazil	19,500	[n]	BRL	18,346,814
[d] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	16,000,000			15,370,216
Government of Hungary, 5.375%, 2/21/23	Hungary	16,250,000			17,385,875
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	13,518,627
senior bond, FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	2,612,849
senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,392,813
senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	650,845
senior bond, FR56, 8.375%, 9/15/26	Indonesia	363,988,000,000		IDR	26,459,307
Government of Mexico, senior bond, M, 6.50%, 6/10/21	Mexico	4,690,000	[p]	MXN	23,656,894
[d] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	29,400,000			29,800,428
senior note, 144A, 7.25%, 9/28/21	Serbia	15,000,000			16,313,775
[d] Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	2,200,000			2,127,675
144A, 7.75%, 9/01/23	Ukraine	4,355,000			4,166,646
144A, 7.75%, 9/01/24	Ukraine	4,355,000			4,086,427
144A, 7.75%, 9/01/25	Ukraine	4,355,000			4,005,119
144A, 7.75%, 9/01/26	Ukraine	4,355,000			3,972,196
[a,q] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	15,490,000			9,509,466
Total Foreign Government and Agency Securities
(Cost $243,228,698)					232,410,415

U.S. Government and Agency Securities 4.5%
U.S. Treasury Bond,
7.125%, 2/15/23	United States	3,000,000			3,535,899
6.25%, 8/15/23.	United States	4,000,000			4,647,109
6.875%, 8/15/25	United States	1,000,000			1,260,879
6.50%, 11/15/26	United States	34,000,000			43,424,375

|51

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Bond, (continued)
5.25%, 2/15/29.		United States	1,750,000	$2,149,116
3.00%, 11/15/45		United States	50,000,000	50,099,610
U.S. Treasury Note,
[r] Index Linked, 0.625%, 1/15/24		United States	24,792,718	24,743,197
2.375%, 8/15/24		United States	5,000,000	4,975,195
[r] Index Linked, 0.125%, 7/15/24		United States	96,114,484	93,653,098
Total U.S. Government and Agency Securities
(Cost $230,900,927)				228,488,478

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 22.2%
Banks 0.5%
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	.	United States	3,223,077	3,110,543
[s] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.692%,
7/10/38		United States	10,783,000	9,935,114
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%,
4/15/50		United States	10,050,000	10,170,770
[s] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.391%, 3/25/34		United States	2,345,657	2,361,964
[t] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN,
3.27%, (1-month USD LIBOR + 0.38%), 8/25/35		United States	1,303,811	1,303,565
				26,881,956
Diversified Financials 21.7%
[t] American Express Credit Account Master Trust, 2017-2, A, FRN,
2.959%, (1-month USD LIBOR + 0.45%), 9/16/24		United States	9,170,000	9,222,201
[d,t] AMMC CLO XI Ltd.,
2012-11A, BR2, 144A, FRN, 4.351%, (3-month USD LIBOR +
1.60%), 4/30/31		United States	3,000,000	2,957,580
2012-11A, CR2, 144A, FRN, 4.651%, (3-month USD LIBOR +
1.90%), 4/30/31		United States	1,000,000	955,280
2012-11A, DR2, 144A, FRN, 5.601%, (3-month USD LIBOR +
2.85%), 4/30/31		United States	1,450,000	1,370,569
[d,t] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.411%, (3-month USD
LIBOR + 1.65%), 4/20/31		United States	17,500,000	16,551,325
[d,t] Ares CLO Ltd., 2018-48A, D, 144A, FRN, 5.461%, (3-month USD
LIBOR + 2.70%), 7/20/30		United States	3,550,000	3,343,390
[d,s] ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 4.478%, 1/15/32		United States	15,700,000	15,580,523
[d,t] Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 4.007%, (3-month
USD LIBOR + 1.22%), 10/15/29		United States	3,870,000	3,867,136
[d,t] Atrium VIII,
8A, BR, 144A, FRN, 4.672%, (3-month USD LIBOR + 1.90%),
10/23/24		United States	4,520,000	4,521,989
8A, CR, 144A, FRN, 5.272%, (3-month USD LIBOR + 2.50%),
10/23/24		United States	6,080,000	6,078,906
[d,s] Atrium XIV LLC, 14A, D, 144A, FRN, 5.729%, 8/23/30		United States	3,750,000	3,549,075
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48		United States	10,920,000	10,997,683
2015-UBS7, A4, 3.705%, 9/15/48		United States	12,450,000	12,716,365
[s] 2015-UBS7, B, FRN, 4.361%, 9/15/48		United States	6,740,000

|52

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,s] BBC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.911%,
10/20/30	.	United States	6,300,000	$6,089,139
[d,s] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.666%, 5/26/35		United States	6,761,185	6,631,292
[d,t] Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.651%, (3-month
USD LIBOR + 2.90%), 4/30/31		United States	4,000,000	3,828,920
[d,s] BlueMountain CLO Ltd.,
2012-2A, BR2, 144A, FRN, 4.095%, 11/20/28		United States	6,710,000	6,634,647
2012-2A, CR2, 144A, FRN, 4.645%, 11/20/28		United States	2,730,000	2,665,572
2014-2A, CR2, 144A, FRN, 4.961%, 10/20/30		United States	3,800,000	3,759,378
2018-1A, D, 144A, FRN, 5.801%, 7/30/30		United States	5,000,000	4,848,050
[d,t] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN,
3.669%, (3-month USD LIBOR + 1.20%), 10/20/30		United States	4,200,000	4,191,558
[d,t] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN,
3.937%, (3-month USD LIBOR + 1.15%), 1/15/30		United States	4,600,000	4,485,000
[d] Burnham Park CLO Ltd.,
[t] 2016-1A, A, 144A, FRN, 4.191%, (3-month USD LIBOR +
1.43%), 10/20/29		United States	4,590,000	4,598,767
[s] 2016-1A, BR, 144A, FRN, 4.261%, 10/20/29		United States	3,500,000	3,451,735
[s] 2016-1A, CR, 144A, FRN, 4.911%, 10/20/29		United States	4,000,000	3,934,880
[d,s] Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 4.887%,
10/15/31	.	United States	9,730,950	9,452,937
[t] Capital One Multi-Asset Execution Trust,
2016-A2, A2, FRN, 3.139%, (1-month USD LIBOR + 0.63%),
2/15/24		United States	44,033,000	44,289,312
2016-A7, A7, FRN, 3.019%, (1-month USD LIBOR + 0.51%),
9/16/24		United States	4,400,000	4,428,326
[d,t] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 4.661%, (3-month USD LIBOR +
1.90%), 1/20/29		United States	6,540,000	6,552,034
2012-4A, C1R, 144A, FRN, 5.361%, (3-month USD LIBOR +
2.60%), 1/20/29		United States	6,330,000	6,333,608
2014-4RA, C, 144A, FRN, 5.687%, (3-month USD LIBOR +
2.90%), 7/15/30		United States	3,000,000	2,886,390
[d,s] Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN,
4.987%, 10/15/31		United States	12,000,000	11,544,480
[d,t] Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 3.981%,
(3-month USD LIBOR + 1.22%), 7/20/31		United States	8,500,000	8,480,960
[d,t] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.73%, (3-month
USD LIBOR + 2.95%), 10/18/26		United States	11,770,000	11,779,769
[d,s] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN,
3.584%, 3/13/35		United States	7,700,000	7,740,626
[s] Citibank Credit Card Issuance Trust,
2016-A3, A3, FRN, 3.003%, 12/07/23		United States	4,800,000	4,825,433
2017-A7, A7, FRN, 2.891%, 8/08/24		United States	36,060,000	36,141,092
[d,s] Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.361%, 10/20/28		United States	3,530,000	3,514,927
[s] COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47.		United States	7,700,000	7,987,218
[d,s] Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I,
2018-14, PT, 144A, FRN, 9.90%, 9/16/41		United States	9,052,612	9,054,742
2018-29, PT, 144A, FRN, 27.64%, 12/15/43.		United States	3,582,633	3,016,308

|53

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	14,291,733	$14,294,760
[s] Discover Card Execution Note Trust, 2017-A7, A7, FRN, 2.869%,
4/15/25	United States	5,360,000	5,358,681
[d,t] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 4.637%, (3-month USD LIBOR +
1.85%), 10/16/28	United States	7,030,000	7,033,304
2014-33A, CR, 144A, FRN, 5.287%, (3-month USD LIBOR +
2.50%), 10/16/28	United States	3,530,000	3,531,306
[d,s] Dryden 38 Senior Loan Fund,
2015-38A, CR, 144A, FRN, 4.787%, 7/15/30	United States	7,186,000	7,027,980
2015-38A, DR, 144A, FRN, 5.787%, 7/15/30	United States	4,556,000	4,445,244
[d,t] Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.717%,
(3-month USD LIBOR + 2.93%), 7/15/30	United States	8,400,000	8,093,148
[d,t] Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.807%, (3-month USD LIBOR +
1.02%), 4/15/31	United States	6,000,000	5,935,860
2018-55A, D, 144A, FRN, 5.637%, (3-month USD LIBOR +
2.85%), 4/15/31	United States	3,000,000	2,856,870
[d,t] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.75%, (3-month USD LIBOR +
0.97%), 4/18/31	United States	5,070,000	4,993,342
2018-64A, D, 144A, FRN, 5.43%, (3-month USD LIBOR +
2.65%), 4/18/31	United States	2,200,000	2,105,466
[d,s] Eaton Vance CLO Ltd.,
2014-1RA, C, 144A, FRN, 4.887%, 7/15/30	United States	1,972,575	1,904,856
2014-1RA, D, 144A, FRN, 5.837%, 7/15/30	United States	3,653,850	3,556,511
[d,s] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	14,920,000	15,083,698
FHLMC Structured Agency Credit Risk Debt Notes,
[t] 2013-DN2, M2, FRN, 6.76%, (1-month USD LIBOR + 4.25%),
11/25/23	United States	4,814,040	5,258,510
[t] 2014-DN1, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
2/25/24	United States	8,004,751	8,153,359
[t] 2014-DN2, M3, FRN, 6.11%, (1-month USD LIBOR + 3.60%),
4/25/24	United States	13,890,000	15,012,876
[t] 2014-DN3, M3, FRN, 6.51%, (1-month USD LIBOR + 4.00%),
8/25/24	United States	1,219,816	1,322,495
[t] 2014-DN4, M3, FRN, 7.06%, (1-month USD LIBOR + 4.55%),
10/25/24	United States	13,218,963	14,613,684
[t] 2014-HQ1, M3, FRN, 6.61%, (1-month USD LIBOR + 4.10%),
8/25/24	United States	3,660,000	3,985,710
[t] 2014-HQ2, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
9/25/24	United States	9,710,590	9,891,882
[t] 2014-HQ3, M3, FRN, 7.26%, (1-month USD LIBOR + 4.75%),
10/25/24	United States	7,337,058	8,101,043
[t] 2015-DNA1, M3, FRN, 5.81%, (1-month USD LIBOR +
3.30%), 10/25/27	United States	2,830,000	3,103,529
[t] 2015-DNA3, M3, FRN, 7.21%, (1-month USD LIBOR +
4.70%), 4/25/28	United States	18,411,581	21,570,415
[t] 2015-HQ1, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
3/25/25	United States	145,662	145,787

|54

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
[t] 2015-HQ1, M3, FRN, 6.31%, (1-month USD LIBOR + 3.80%),
3/25/25	United States	9,580,000	$10,143,723
[t] 2015-HQA1, M3, FRN, 7.21%, (1-month USD LIBOR +
4.70%), 3/25/28	United States	18,830,000	21,345,963
[t] 2016-DNA2, M3, FRN, 7.16%, (1-month USD LIBOR +
4.65%), 10/25/28	United States	17,820,000	20,097,628
[s] HQA1, M2, FRN, 6.06%, 8/25/29	United States	19,800,000	21,320,727
[d,t] Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.629%, (3-month USD LIBOR +
0.85%), 1/16/26	United States	6,880,000	6,841,678
2014-8A, DR, 144A, FRN, 5.829%, (3-month USD LIBOR +
3.05%), 1/16/26	United States	3,000,000	2,949,390
FNMA Connecticut Avenue Securities,
[t] 2013-C01, M2, FRN, 7.76%, (1-month USD LIBOR + 5.25%),
10/25/23	United States	16,532,515	18,653,855
[t] 2014-C01, M2, FRN, 6.91%, (1-month USD LIBOR + 4.40%),
1/25/24	United States	17,420,000	19,493,787
[t] 2014-C02, 1M2, FRN, 5.11%, (1-month USD LIBOR +
2.60%), 5/25/24	United States	14,572,000	15,234,446
[t] 2014-C03, 1M2, FRN, 5.51%, (1-month USD LIBOR +
3.00%), 7/25/24	United States	33,817,702	35,922,171
[t] 2014-C03, 2M2, FRN, 5.41%, (1-month USD LIBOR +
2.90%), 7/25/24	United States	4,543,008	4,770,308
[t] 2015-C01, 1M2, FRN, 6.81%, (1-month USD LIBOR +
4.30%), 2/25/25	United States	9,119,003	9,966,624
[t] 2015-C01, 2M2, FRN, 7.06%, (1-month USD LIBOR +
4.55%), 2/25/25	United States	12,166,956	13,094,136
[t] 2015-C02, 1M2, FRN, 6.51%, (1-month USD LIBOR +
4.00%), 5/25/25	United States	26,152,908	28,484,915
[t] 2015-C02, 2M2, FRN, 6.51%, (1-month USD LIBOR +
4.00%), 5/25/25	United States	13,826,214	14,847,280
[t] 2015-C03, 1M2, FRN, 7.51%, (1-month USD LIBOR +
5.00%), 7/25/25	United States	26,265,550	29,566,899
[t] 2015-C03, 2M2, FRN, 7.51%, (1-month USD LIBOR +
5.00%), 7/25/25	United States	17,015,128	18,867,269
[s] 2016-C04, 1M2, FRN, 6.76%, 1/25/29	United States	9,910,000	11,032,625
[t] 2017-C01, 1M2, FRN, 6.06%, (1-month USD LIBOR +
3.55%), 7/25/29	United States	20,720,000	22,352,280
[s] 2017-C03, 2M2, FRN, 5.36%, 11/25/29.	United States	5,225,499	5,413,250
[d,t] Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.737%,
(3-month USD LIBOR + 1.95%), 7/15/31	United States	3,070,000	2,939,187
[d,s] Galaxy XXV CLO Ltd., 2018-25A, D, 144A, FRN, 5.437%,
(3-month USD LIBOR + 3.10%), 10/25/31	United States	4,734,850	4,559,661
[d,t] Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 5.379%,
(3-month USD LIBOR + 2.75%), 5/16/31	United States	5,750,000	5,435,935
GS Mortgage Securities Trust,
[s] 2016-GS3, B, FRN, 3.395%, 10/10/49.	United States	8,037,000	7,797,527
2017-GS6, B, 3.869%, 5/10/50.	United States	7,700,000	7,707,941

|55

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,s] HPS Loan Management Ltd., 2013A-18, C, 144A, FRN, 4.586%,
10/15/30	.	United States	4,950,000	$4,802,589
[d,s] J.P. Morgan Chase Commercial Mortgage Securities Trust,
2016-NINE, B, 144A, FRN, 2.854%, 10/06/38		United States	9,600,000	8,914,826
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B,
3.946%, 7/15/50		United States	9,250,000	9,252,966
[d,s] LCM XVI LP,
2016A, A2R, 144A, FRN, 3.967%, 10/15/31		United States	7,655,557	7,617,815
2016A, BR2, 144A, FRN, 4.537%, 10/15/31		United States	13,525,832	13,514,064
[d,s] LCM XVII LP,
2017A, BRR, 144A, FRN, 4.387%, 10/15/31		United States	4,590,000	4,536,297
2017A, CRR, 144A, FRN, 4.887%, 10/15/31		United States	4,240,000	4,158,974
[d,t] LCM XVIII LP, 2018A, DR, 144A, FRN, 5.561%, (3-month USD
LIBOR + 2.80%), 4/20/31		United States	6,860,000	6,561,659
[d,t] LCM XXIV Ltd., 24A, A, 144A, FRN, 4.071%, (3-month USD
LIBOR + 1.31%), 3/20/30		United States	4,300,000	4,300,215
[d,t] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.465%, (3-month USD LIBOR +
1.70%), 7/27/30		United States	2,400,000	2,397,288
2017-23A, C, 144A, FRN, 5.115%, (3-month USD LIBOR +
2.35%), 7/27/30		United States	5,000,000	4,975,000
[d,s] Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 3.90%, 10/18/31		United States	2,000,000	1,982,420
[d,l,s] Mill City Mortgage Loan Trust , 2018-4, A1B, 144A, FRN, 3.50%,
4/25/66		United States	16,720,000	16,500,550
[t] MortgageIT Trust,
2004-1, A2, FRN, 3.41%, (1-month USD LIBOR + 0.90%),
11/25/34		United States	2,070,951	2,030,966
2005-5, A1, FRN, 2.77%, (1-month USD LIBOR + 0.26%),
12/25/35		United States	1,795,221	1,781,712
[d,s] Neuberger Berman CLO Ltd., 2016-22A, CR, 144A, FRN, 4.973%,
10/17/30	.	United States	2,129,630	2,074,345
[d,t] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.239%, (3-month
USD LIBOR + 1.55%), 2/26/31		United States	15,500,000	15,228,130
[d,s] Octagon Investment Partners 28 Ltd.,
16-1A, A2R, 144A, FRN, 4.229%, 10/24/30		United States	10,000,000	10,023,900
2016-1A, BR, 144A, FRN, 4.579%, 10/24/30		United States	3,914,730	3,916,178
[d,t] Octagon Investment Partners 30 Ltd., 144A, FRN, 4.081%,
(3-month USD LIBOR + 1.32%), 3/17/30		United States	4,300,000	4,297,334
[d,t] Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN,
5.621%, (3-month USD LIBOR + 2.85%), 7/25/30		United States	4,000,000	3,819,400
[d,s] Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN,
5.711%, 7/20/30		United States	5,000,000	4,808,800
[d,t] Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN,
5.773%, (3-month USD LIBOR + 3.00%), 7/17/30		United States	6,000,000	5,811,240
[d,t] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
3.748%, (3-month USD LIBOR + 1.13%), 8/12/26		United States	5,114,184	5,119,759
[d,t] Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.987%, (3-month USD LIBOR +
1.20%), 7/15/27		United States	4,590,000	4,474,745
2015-1A, DR, 144A, FRN, 5.337%, (3-month USD LIBOR +
2.55%), 7/15/27		United States	6,400,000	6,203,136

|56

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[t] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
2.82%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	2,358,761	$2,339,093
[d,s] Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 5.129%, 1/15/31	United States	14,100,000	14,154,849
[t] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 4.02%,
(1-month USD LIBOR + 1.50%), 2/25/35	United States	2,076,896	2,039,500
[s] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.038%,
4/25/45	United States	2,753,217	2,777,611
[d,s] Voya CLO 2015-2 Ltd., 2A, BR, 144A, FRN, 4.272%, 7/23/27.	United States	9,290,000	9,216,052
[d] Voya CLO Ltd.,
[t] 2013-2A, BR, 144A, FRN, 4.621%, (3-month USD LIBOR +
1.85%), 4/25/31	United States	5,770,000	5,565,742
[t] 2014-1A, CR2, 144A, FRN, 5.58%, (3-month USD LIBOR +
2.80%), 4/18/31	United States	8,000,000	7,644,400
[t] 2017-2A, B, 144A, FRN, 5.137%, (3-month USD LIBOR +
2.35%), 6/07/30	United States	19,200,000	19,207,104
[t] 2018-2A, D, 144A, FRN, 5.537%, (3-month USD LIBOR +
2.75%), 7/15/31	United States	2,900,000	2,782,028
[s] 2A, A2AR, 144A, FRN, 4.171%, (3-month USD LIBOR +
1.40%), 4/25/31	United States	2,200,000	2,146,540
Wells Fargo Mortgage Backed Securities Trust,
[s] 2004-W, A9, FRN, 4.847%, 11/25/34.	United States	1,057,535	1,087,607
2007-3, 3A1, 5.50%, 4/25/22	United States	182,835	185,474
			1,096,138,730
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities
(Cost $1,135,696,013)			1,123,020,686

Mortgage-Backed Securities 10.5%
[u] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 4.11%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33.	United States	17,677	18,230
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.5%
FHLMC Gold 15 Year, 4.50%, 6/01/19 - 9/01/19	United States	15,011	15,272
FHLMC Gold 15 Year, 5.00%, 4/01/19 - 7/01/22	United States	69,892	71,597
FHLMC Gold 30 Year, 3.50%, 12/01/47	United States	14,156,688	14,244,368
[v] FHLMC Gold 30 Year, 3.50%, 1/01/49	United States	139,600,000	140,393,507
FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	69,379,455	71,227,491
[v] FHLMC Gold 30 Year, 4.00%, 1/01/49	United States	98,700,000	101,086,534
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	148,171	155,836
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,169,486	1,242,710
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	862,381	929,494
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	272,511	296,131
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	136,791	150,324
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	24,367	25,295
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	5,889	6,767
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	75	75
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	67	72
			329,845,473

|57

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
[u] Federal National Mortgage Association (FNMA) Adjustable
Rate 0.0%†
FNMA, 4.61%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34.	United States	128,579	$135,294
Federal National Mortgage Association (FNMA) Fixed Rate
3.0%
FNMA 15 Year, 2.50%, 7/01/27	United States	283,644	280,778
FNMA 15 Year, 4.50%, 3/01/20	United States	10,003	10,169
FNMA 15 Year, 5.50%, 3/01/21 - 4/01/22	United States	35,173	35,512
FNMA 30 Year, 3.50%, 11/01/47	United States	36,282,730	36,487,242
[v] FNMA 30 Year, 3.50%, 1/01/49	United States	107,000,000	107,541,270
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	467,779	490,926
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	1,275,767	1,357,942
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,141,827	1,237,238
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	2,341,960	2,553,423
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	334,337	375,022
FNMA 30 Year, 7.50%, 10/01/29	United States	5,382	6,192
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	2,972	3,290
			150,379,004
Government National Mortgage Association (GNMA) Fixed
Rate 1.0%
GNMA I SF 30 Year, 4.50%, 9/20/48	United States	29,655,890	30,813,535
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	153,952	165,251
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	390,459	422,157
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	23,163	25,617
GNMA I SF 30 Year, 6.50%, 2/15/29 - 3/15/32	United States	39,931	43,411
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	10,575	10,783
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	729	750
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	3,755	4,021
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	49	51
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	212	213
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	417	418
[v] GNMA II SF 30 Year, 4.50%, 1/01/49.	United States	19,000,000	19,723,262
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	212,563	226,526
GNMA II SF 30 Year, 5.50%, 6/20/34.	United States	107,960	117,928
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	102,341	112,379
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	57,988	65,093
GNMA II SF 30 Year, 7.50%, 4/20/32.	United States	16,692	18,446
			51,749,841
Total Mortgage-Backed Securities
(Cost $530,141,399)			532,127,842

Municipal Bonds 1.5%
California State GO, Various Purpose, Refunding, 5.00%, 9/01/29 .	United States	17,200,000	20,398,168
New York City HDC Capital Fund Grant Program Revenue, New
York City Housing Authority Program, Series B1, 5.00%, 7/01/33 .	United States	3,500,000	3,805,025
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	3,870,000	3,911,901
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%, 6/01/45 .	United States	14,165,000	14,833,305
[k] Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	19,505,625
Series XX, 5.25%, 7/01/40.	United States	15,000,000	9,393,750

|58

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
Municipal Bonds (continued)
San Jose RDA Successor Agency Tax Allocation, Senior,
Refunding, Series A-T, 3.25%, 8/01/29	United States	5,675,000	$5,518,881
Total Municipal Bonds (Cost $84,402,973)			77,366,655

		Shares
Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC,
Escrow Account	United States	15,000,000	—
[a,c] NewPage Corp., Litigation Trust	United States	14,000,000	—
[a,c] T-Mobile USA Inc., Escrow Account	United States	29,900,000	—
[a] Vistra Energy Corp., Escrow Account	United States	30,000,000	90,000
Total Escrows and Litigation Trusts
(Cost $952,711)			90,000
Total Investments before Short Term Investments
(Cost $5,370,041,126)			5,153,334,024

		Principal
		Amount*

Short Term Investments 4.2%

[j] Senior Floating Rate Interests (Cost $1,268,082) 0.0%†
General Nutrition Centers Inc., Tranche B Term Loans,
5.00%,(1-month USD LIBOR + 2.50%), 3/04/19	United States	1,273,385	1,258,786
Total Investments before Money Market Funds
and Repurchase Agreement
(Cost $5,371,309,208)			5,154,592,810

		Shares

Money Market Funds (Cost $76,079,667) 1.5%
[f,w] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	76,079,667	76,079,667

|59

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $134,081,412) 2.7%
[x] Joint Repurchase Agreement, 2.57%, 2/01/19
(Maturity Value $134,090,986)
BNP Paribas Securities Corp. (Maturity Value $91,432,620)
Deutsche Bank Securities Inc. (Maturity Value $31,229,791)
HSBC Securities (USA) Inc. (Maturity Value $11,428,575)
Collateralized by U.S. Government Agency Securities, 4.00% -
4.50%, 6/20/42 - 7/20/43 [y]U.S. Treasury Bill, 2/12/19, U.S.
Treasury Bond, 8.50%, 2/15/20; and U.S. Treasury Note,
1.625% - 2.021%, 6/30/20 - 7/31/22 (valued at
$136,851,967)	United States	134,081,412	$134,081,412
Total Investments (Cost $5,581,470,287) 106.1%			5,364,753,889
Other Assets, less Liabilities (6.1)%			(308,610,638)
Net Assets 100.0%			$5,056,143,251

|60

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation ll, a wholly-owned subsidiary of the Fund. See Note 9.
cFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the aggregate value of these securities was $1,563,484,469, representing 31.0% of net assets.
eSee Note 6 regarding restricted securities.
fSee Note 8 regarding investments in affiliated management investment companies.
gPerpetual security with no stated maturity date.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the value of this security was $4,374,163, representing 0.1% of net assets.
iIncome may be received in additional securities and/or cash.
jThe coupon rate shown represents the rate at period end.
kDefaulted security or security for which income has been deemed uncollectible.
lSecurity purchased on a delayed delivery basis.
mA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
nPrincipal amount is stated in 1,000 Brazilian Real Units.
oRedemption price at maturity and coupon payment are adjusted for inflation.
pPrincipal amount is stated in 100 Mexican Peso Units.
qThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
rPrincipal amount of security is adjusted for inflation.
sAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
tThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
uAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
vSecurity purchased on a to-be-announced (TBA) basis.
wThe rate shown is the annualized seven-day effective yield at period end.
xInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2019, all repurchase agreements had been entered into on that date.
yThe security was issued on a discount basis with no stated coupon rate.

At January 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
U.S. Treasury 30 Yr. Bond	Long	310	$45,473,125	3/20/19	$2,355,584
Ultra 10 Yr. U.S. Treasury Note	Long	835	109,124,063	3/20/19	3,335,089
Total Futures Contracts.					$5,690,673

*As of period end.

|61

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At January 31, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	3,000,000	$2,144,700	2/04/19	$37,022	$—
Australian Dollar	DBAB	Sell	3,000,000	2,160,600	2/04/19	—	(21,122)
Brazilian Real	JPHQ	Buy	61,000,000	16,379,987	2/04/19	347,343	—
Brazilian Real	JPHQ	Sell	61,000,000	15,212,349	2/04/19	—	(1,514,980)
Canadian Dollar	JPHQ	Buy	15,200,000	11,447,852	2/04/19	128,800	—
Canadian Dollar	JPHQ	Sell	15,200,000	11,879,269	2/04/19	302,617	—
Indian Rupee	DBAB	Buy	1,326,000,000	17,931,035	2/04/19	747,477	—
Indian Rupee	DBAB	Sell	1,326,000,000	18,600,084	2/04/19	—	(78,428)
Indian Rupee	JPHQ	Buy	212,000,000	2,833,656	2/04/19	152,652	—
Indian Rupee	JPHQ	Sell	212,000,000	2,971,268	2/04/19	—	(15,040)
Mexican Peso	JPHQ	Buy	1,740,000,000	85,272,895	2/05/19	5,661,930	—
Mexican Peso	JPHQ	Sell	330,000,000	17,361,503	2/05/19	115,243	—
Mexican Peso	JPHQ	Sell	1,410,000,000	73,507,582	2/05/19	—	(180,983)
South Korean Won	JPHQ	Buy	18,600,000,000	16,626,441	2/07/19	101,311	—
South Korean Won	JPHQ	Sell	18,600,000,000	16,340,156	2/07/19	—	(387,596)
Indonesian Rupiah	JPHQ	Buy	246,000,000,000	17,385,159	2/08/19	223,373	—
Indonesian Rupiah	JPHQ	Sell	246,000,000,000	16,416,416	2/08/19	—	(1,192,116)
Indian Rupee	JPHQ	Buy	230,000,000	3,117,376	2/13/19	119,341	—
Indian Rupee	JPHQ	Sell	230,000,000	3,221,740	2/13/19	—	(14,977)
Norwegian Krone	JPHQ	Buy	137,300,000	16,903,652	2/19/19	—	(611,329)
British Pound	JPHQ	Sell	9,800,000	12,924,644	3/14/19	49,048	—
Canadian Dollar	JPHQ	Sell	27,000,000	20,811,254	3/14/19	229,551	—
Euro	DBAB	Buy	800,000	952,960	3/14/19	—	(33,979)
Euro	DBAB	Sell	800,000	948,240	3/14/19	29,259	—
Euro	JPHQ	Sell	2,000,000	2,297,390	3/14/19	—	(63)
Euro	JPHQ	Sell	38,125,400	44,233,400	3/14/19	437,751	—
Swedish Krona	JPHQ	Buy	143,700,000	16,080,747	3/14/19	—	(141,410)
Swiss Franc	JPHQ	Sell	1,600,000	1,614,955	3/14/19	155	—
Australian Dollar	JPHQ	Sell	35,450,000	25,686,361	4/11/19	—	(118,148)
Chinese Yuan Renminbi	JPHQ	Sell	143,000,000	20,559,273	4/11/19	—	(765,921)
Philippine Peso	JPHQ	Buy	600,000,000	11,470,082	4/11/19	—	(13,870)
Philippine Peso	JPHQ	Sell	600,000,000	10,902,153	4/11/19	—	(554,059)
Brazilian Real	JPHQ	Sell	110,000,000	29,069,967	4/12/19	—	(958,533)
Australian Dollar	JPHQ	Sell	19,500,000	13,949,267	5/10/19	—	(250,973)
Indonesian Rupiah	JPHQ	Sell	246,000,000,000	17,030,114	6/20/19	—	(309,840)
Indian Rupee	DBAB	Buy	1,326,000,000	18,317,447	6/21/19	36,849	—
Indian Rupee	JPHQ	Buy	442,000,000	6,090,671	6/21/19	27,428	—
Mexican Peso	JPHQ	Buy	273,200,000	14,079,209	6/21/19	—	(96,094)
South Korean Won	JPHQ	Sell	18,600,000,000	16,696,589	6/21/19	—	(104,137)
Brazilian Real	JPHQ	Sell	30,400,000	8,105,370	6/24/19	—	(146,082)
Australian Dollar	DBAB	Sell	3,000,000	2,149,200	7/26/19	—	(37,993)
Canadian Dollar	JPHQ	Sell	15,200,000	11,492,428	7/26/19	—	(129,496)
Total Forward Exchange Contracts						$8,747,150	$(7,677,169)
Net unrealized appreciation (depreciation)						$1,069,981

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|62

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At January 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Traded Index
CDX.NA.HY.31	(5.00)%	Quarterly		12/20/23	$14,700,000	$(950,464)	$(559,081)	$(391,383)
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	83,150,000	(2,519,458)	(3,483,385)	963,927	Investment
									Grade
TotalCentrallyClearedSwapContracts						$(3,469,922)	$(4,042,466)	$572,544
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	$7,350,000	$(1,105,758)	$(1,042,390)	$(63,368)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	12,450,000	(1,873,018)	(1,778,033)	(94,985)
GovernmentofItaly	(1.00)%	Quarterly	BZWS	6/20/23	14,200,000	77,135	135,624	(58,489)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	9,100,000	48,755	376,085	(327,330)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	12,472,500	1,061,465	1,508,716	(447,251)
Contracts to Sell Protection[d,e]
Single Name
GeneralElectricCo	1.00%	Quarterly	JPHQ	12/20/23	$10,500,000	$(105,192)	$(227,238)	$122,046	BBB+
Government of Argentina.	5.00%	Quarterly	MSCO	6/20/23	48,600,000	(1,750,322)	4,255,620	(6,005,942)	B
Government of Brazil	1.00%	Quarterly	CITI	12/20/23	14,900,000	(409,964)	(1,238,766)	828,802	BB-
Government of Colombia.	1.00%	Quarterly	JPHQ	12/20/23	19,400,000	(177,494)	(130,113)	(47,381)	BBB-
Government of
Indonesia	1.00%	Quarterly	BOFA	12/20/23	16,700,000	(70,937)	(248,731)	177,794	BBB-
Government of
Indonesia	1.00%	Quarterly	CITI	12/20/23	8,000,000	(33,982)	(169,090)	135,108	BBB-
GovernmentofItaly	1.00%	Quarterly	BZWS	6/20/23	14,200,000	(506,565)	(594,733)	88,168	NR
Government of Malaysia .	1.00%	Quarterly	BZWS	12/20/23	13,000,000	124,732	(42,612)	167,344	NR
Government of Mexico	1.00%	Quarterly	CITI	12/20/23	32,600,000	(459,839)	(251,421)	(208,418)	BBB+
Government of Vietnam .	1.00%	Quarterly	BZWS	12/20/23	13,000,000	(319,012)	(322,497)	3,485	BB-
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index,
Mezzanine Tranche
7-10%.	2.10%	Quarterly	BNDP	6/20/20	6,850,000	50,336	—	50,336	Non-
									Investment
									Grade
[f]Citibank Bespoke Bogota
Index, Mezzanine
Tranche7-10%	1.35%	Quarterly	CITI	6/20/20	7,000,000	5,357	—	5,357	Non-
									Investment
									Grade

|63

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Broker
Index, Mezzanine
Tranche3-7%	1.30%	Quarterly	CITI	6/20/19	$16,200,000	$91,870	$—	$91,870	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker
Index, Mezzanine
Tranche3-7%	1.40%	Quarterly	CITI	6/20/19	13,200,000	81,451	—	81,451	Non-
									Investment
									Grade
[f]Citibank Bespoke
Cambridge Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	12/20/19	27,300,000	(4,996,912)	(1,977,498)	(3,019,414)	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/19	5,440,000	(431,693)	(246,857)	(184,836)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Singapore Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	6/20/20	7,000,000	(1,521,366)	(1,354,048)	(167,318)	Non-
									Investment
									Grade
[f]Citibank Bespoke Sydney
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/20	5,500,000	(1,697,897)	(1,214,574)	(483,323)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	10,900,000	(1,883,997)	(969,182)	(914,815)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Mezzanine
Tranche7-15%	0.40%	Quarterly	CITI	12/20/19	31,000,000	53,412	—	53,412	Non-
									Investment
									Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	23,060,000	267,043	228,184	38,859	Investment
									Grade
TotalOTCSwapContracts						$(15,482,392)	$(5,303,554)	$(10,178,838)
TotalCreditDefaultSwapContracts						$(18,952,314)	$(9,346,020)	$(9,606,294)

|64

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BOFA	$(130,000)
CITI	11,220,000
FBCO	(410,000)
GSCO	650,000
MSCO	2,160,000
Total collateral	$13,490,000

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

At January 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,834,600	USD
Pay Fixed 2.50%.	Annual	CITI	5/04/21	3,300,000	EUR	$42,745

At January 31, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	BNDP	3/20/19	$23,000,000	$461,974
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	FBCO	3/20/19	38,000,000	747,381
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	BOFA	6/20/19	14,000,000	351,485
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	CITI	6/20/19	38,000,000	869,767
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	6/20/19	170,000,000	107,553

|65

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Total Return Swap Contracts (continued)

						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts (continued)
Long[a] (continued)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	JPHQ	9/20/19	$25,000,000	$(406,366)
TotalTotalReturnSwapContracts						$2,131,794

[a]The Fund receives the total return on the underlying instrument and pays a fixed financing rate.
See Abbreviations on page 80.

|66

FRANKLIN STRATEGIC SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

Effective June 1, 2018, Franklin Focused Core Equity Fund was renamed Franklin Select U.S. Equity Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds’ primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to

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2. FINANCIAL INSTRUMENT VALUATION (continued)

determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any

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additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At January 31, 2019, Franklin Strategic Income Fund received $1,753,215 in U.S. Treasury Bonds and Notes as collateral for derivatives.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index

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3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to interest rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.
Franklin Flexible Alpha Bond Fund – Futures, forwards, swaps and options
Franklin Strategic Income Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Flexible Alpha Bond Fund and Franklin Strategic Income Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale.

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During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At January 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Biotechnology Discovery Fund
326,797	Allogene Therapeutics Inc., 144A	9/05/18	$5,000,000	$9,466,063
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	1,347,721
1,330,687	Metacrine Inc	6/04/18	2,821,056	1,889,575
39,954	Molecular Templates Inc., wts., 2/28/20	2/12/15	—	730
750,193	Precision BioSciences Inc., Series B	5/25/18	3,758,467	3,758,467
	Total Restricted Securities (Value is 1.4% of Net Assets)		$14,177,039	$16,462,556
Franklin Growth Opportunities Fund
1,624,999	Bill.com, pfd., H	12/21/18	$13,500,004	$13,500,004
2,610,594	ClearMotion Inc., pfd., C	11/06/17	5,500,000	7,751,663
3,698,772	ClearMotion Inc., pfd., D	12/21/18	10,000,000	10,000,000
1,673,284	LegalZoom.com Inc	7/20/18	16,479,337	16,479,337
509,182	Optoro Inc., pfd., E	7/24/18	10,020,702	10,020,702
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616	23,167,202
596,775	Proterra Inc., pfd., 6, 144A	6/07/17	3,306,052	5,852,847
780,667	Proterra Inc., pfd., 7	5/21/18 - 9/18/18	5,094,960	7,656,360
928,488	Sweetgreen Inc., pfd., H	11/09/18	12,107,484	12,107,484
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	7,098,710
	Total Restricted Securities (Value is 3.0% of Net Assets)		$91,905,388	$113,634,309
Franklin Small Cap Growth Fund
3,698,772	ClearMotion Inc., pfd., D	12/21/18	$10,000,000	$10,000,000
9,905,685	DraftKings Inc	8/07/15 - 3/02/17	26,627,302	25,253,553
1,431,280	LegalZoom.com Inc	7/20/18	14,095,961	14,095,961
508,130	Optoro Inc., pfd., E	7/24/18	9,999,999	9,999,999
1,038,769	Peloton Interactive Inc., pfd., F	8/08/18	15,000,011	15,000,011
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,998	17,526,392
1,310,834	Proterra Inc., pfd., 6, 144A	6/07/17 - 1/02/18	7,261,842	12,855,952
536,367	Proterra Inc., pfd., 7	5/21/18	3,500,556	5,260,398
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995	10,531,509
352,675	Smule Inc., pfd., H, 144A	4/27/17	2,999,995	2,667,637
383,435	Sweetgreen Inc., pfd., H	11/09/18	4,999,992	4,999,992
361,111	Tula eTechnology Inc	11/01/18	—	—
3,611,111	Tula Technology Inc., E	9/08/17	6,500,000	6,711,503
	Total Restricted Securities (Value is 5.4% of Net Assets)		$121,085,651	$134,902,907

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6. RESTRICTED SECURITIES (continued)

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Small-Mid Cap Growth Fund
866,666	Bill.com, pfd., H	12/21/18	$7,200,001	$7,200,001
7,974,537	DraftKings Inc	8/07/15 - 3/02/17	21,380,303	20,330,285
1,416,913	Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	13,896,318
	Total Restricted Securities (Value is 1.2% of Net Assets)		$35,716,218	$41,426,604
Franklin Strategic Income Fund
125,940,079	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$977,122	$94,945
12,532,821	K2016470219 South Africa Ltd., B	2/01/17	9,305	9,448
9,834,030	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	2/08/13 - 12/31/18	14,797,890	12,262
2,108,028	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 12/31/18	1,674,067	123,900
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$17,458,384	$240,555

†Rounds to less than 0.1% of net assets.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2019, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Aratana Therapeutics Inc	2,697,019	—	(2,697,019)	—	$—	$—	$(26,414,104)	$24,416,933
The KeyW Holding Corp	3,430,282	—	(269,900)	3,160,382	22,691,543	—	(290,645)	(1,024,890)
Pfenex Inc	1,175,631	611,700	—	1,787,331	7,042,084	—	—	(2,817,424)
Sportsman’s Warehouse Holdings Inc	4,162,000	—	(573,800)	3,588,200	18,443,348	—	(3,010,961)	3,951,390
Total Affiliated Securities (Value is 1.9% of Net Assets)					$48,176,975	$—	$(29,715,710)	$24,526,009

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2019, investments in affiliated management investment companies were as follows:

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	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross Held at End		at End	Investment	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	48,671,129	227,811,108	(232,230,897)	44,251,340	$44,251,340	$422,742	$—	$—
						Income from
						securities
						loaned
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	31,355,415	164,316,784	(176,320,384)	19,351,815	19,351,815	291,091	—	—
Total Affiliated Securities.					$63,603,155	$713,833	$—	$—
Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	44,846,991	337,855,104	(298,007,171)	84,694,924	$84,694,924	$842,346	$—	$—
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	18,556,305	608,404,139	(543,182,670)	83,777,774	$83,777,774	$366,417	$—	$—
						Income from
						securities
						loaned
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	—	48,087,227	(33,037,227)	15,050,000	15,050,000	33,534	—	—
Total Affiliated Securities.					$98,827,774	$399,951	$—	$—
Franklin Natural Resources Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	11,815,239	67,681,863	(78,082,605)	1,414,497	$1,414,497	$86,176	$—	$—
						Income from
						securities
						loaned
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	5,473,225	59,470,127	(64,943,352)	—	—	50,027	—	—
Total Affiliated Securities.					$1,414,497	$136,203	$—	$—
Franklin Select U.S. Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	761,261	22,533,747	(16,161,111)	7,133,897	$7,133,897	$51,423	$—	$—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	15,082,060	520,384,441	(510,669,052)	24,797,449	$24,797,449	$517,866	$—	$—
						Income from
						securities
						loaned
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	76,587,584	316,029,115	(375,414,749)	17,201,950	17,201,950	632,216	—	—
Total Affiliated Securities.					$41,999,399	$1,150,082	$—	$—

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8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Investment	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	114,742,583	595,130,116	(640,878,058)	68,994,641	$68,994,641	$1,494,672	$—	$—
						Income from
						securities
						loaned
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	28,485,775	186,714,066	(193,293,841)	21,906,000	21,906,000	123,916	—	—
Total Affiliated Securities.					$90,900,641	$1,618,588	$—	$—
Franklin Strategic Income Fund
Controlled Affiliates
Franklin Lower Tier Floating Rate Fund.	25,361,119	—	—	25,361,119	$225,460,346	$16,616,478	$—	$(25,107,507)
Franklin Middle Tier Floating Rate
Fund	21,833,687	—	—	21,833,687	196,284,850	11,587,160	—	(10,261,834)
Total Controlled Affiliates					$421,745,196	$28,203,638	$—	$(35,369,341)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	200,193,361	283,129,028	(407,242,722)	76,079,667	76,079,667	1,386,764	—	—
Total Affiliated Securities.					$497,824,863	$29,590,402	$—	$(35,369,341)

9. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2019, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2019, the net assets of the FT Subsidiary were $18,617,262, representing 0.4% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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A summary of inputs used as of January 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Biotechnology.	$885,482,956	$—	$16,474,038	[c]	$901,956,994
Pharmaceuticals	143,627,959	—	72,938		143,700,897
All Other Equity Investments.	52,340,861	—	—		52,340,861
Escrows and Litigation Trusts	—	—	974,945		974,945
Short Term Investments	63,603,155	—	—		63,603,155
Total Investments in Securities	$1,145,054,931	$—	$17,521,921		$1,162,576,852

Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:[a]
Management Investment Companies	$4,415,407	$—	$—		$4,415,407
Corporate Bonds	—	108,242,745	—		108,242,745
Foreign Government and Agency Securities	—	9,167,774	—		9,167,774
U.S. Government and Agency Securities	—	7,266,633	—		7,266,633
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	301,101,847	—		301,101,847
Municipal Bonds	—	792,845	—		792,845
Options Purchased	—	94,029	—		94,029
Short Term Investments	84,694,924	—	—		84,694,924
Total Investments in Securities	$89,110,331	$426,665,873	$—		$515,776,204

Other Financial Instruments:
Futures Contracts	$358,167	$—	$—		$358,167
Forward Exchange Contracts	—	312,707	—		312,707
Swap Contracts.	—	938,117	—		938,117
Total Other Financial Instruments	$358,167	$1,250,824	$—		$1,608,991

Liabilities:
Other Financial Instruments:
Options Written	$—	$14,746	$—		$14,746
Futures Contracts	1,028,708	—	—		1,028,708
Forward Exchange Contracts	—	307,884	—		307,884
Swap Contracts.	—	2,375,533	—		2,375,533
Total Other Financial Instruments	$1,028,708	$2,698,163	$—		$3,726,871

Franklin Growth Opportunities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$316,551,146	$—	$7,098,710		$323,649,856
Consumer Discretionary	337,055,399	—	66,535,556		403,590,955
Financials	259,251,728	—	13,500,004		272,751,732
Industrials	410,999,333	—	10,020,702		421,020,035
Information Technology	1,350,962,327	—	16,479,337		1,367,441,664
All Other Equity Investments.	887,278,820	—	—		887,278,820
Short Term Investments	98,827,774	—	—		98,827,774
Total Investments in Securities	$3,660,926,527	$—	$113,634,309		$3,774,560,836

Franklin Natural Resources Fund
Assets:
Investments in Securities:[a]
Equity Investments	$380,073,202	$—	$—		$380,073,202
Short Term Investments	1,414,497	—	—		1,414,497
Total Investments in Securities	$381,487,699	$—	$—		$381,487,699

|75

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Select U.S. Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments	$97,014,753	$—	$—		$97,014,753
Short Term Investments	7,133,897	—	—		7,133,897
Total Investments in Securities	$104,148,650	$—	$—		$104,148,650

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$328,562,030	$—	$97,607,801	[c]	$426,169,831
Industrials	457,738,672	—	9,999,999		467,738,671
Information Technology	626,074,243	—	27,295,107		653,369,350
All Other Equity Investments.	898,294,087	—	—		898,294,087
Short Term Investments	41,999,399	—	—		41,999,399
Total Investments in Securities	$2,352,668,431	$—	$134,902,907		$2,487,571,338

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$479,840,845	$—	$34,226,603		$514,067,448
Financials	257,688,836	—	7,200,001		264,888,837
All Other Equity Investments.	2,535,929,337	—	—		2,535,929,337
Short Term Investments	90,900,641	—	—		90,900,641
Total Investments in Securities	$3,364,359,659	$—	$41,426,604		$3,405,786,263

Franklin Strategic Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$34,933		$34,933
Energy.	4,740,714	9,173,025	812		13,914,551
Retailing	—	—	104,393		104,393
All Other Equity Investments.	424,259,649	—	—		424,259,649
Corporate Bonds:
Retailing	—	14,845,150	12,262		14,857,412
All Other Corporate Bonds	—	2,061,833,164	—		2,061,833,164
Senior Floating Rate Interests	—	444,825,846	—		444,825,846
Foreign Government and Agency Securities	—	232,410,415	—		232,410,415
U.S. Government and Agency Securities	—	228,488,478	—		228,488,478
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	1,123,020,686	—		1,123,020,686
Mortgage-Backed Securities	—	532,127,842	—		532,127,842
Municipal Bonds	—	77,366,655	—		77,366,655
Escrows and Litigation Trusts	—	90,000	—[c]		90,000
Short Term Investments	76,079,667	135,340,198	—		211,419,865
Total Investments in Securities	$505,080,030	$4,859,521,459	$152,400		$5,364,753,889

Other Financial Instruments:
Futures Contracts	$5,690,673	$—	$—		$5,690,673
Forward Exchange Contracts	—	8,747,150	—		8,747,150
Swap Contracts.	—	5,388,864	—		5,388,864
Total Other Financial Instruments	$5,690,673	$14,136,014	$—		$19,826,687

|76

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Strategic Income Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$7,677,169	$—	$7,677,169
Swap Contracts.	—	12,820,619	—	12,820,619
Total Other Financial Instruments	$—	$20,497,788	$—	$20,497,788

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at January 31, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the nine months ended January 31, 2019, are as follows:

											Net Change in
											Unrealized
											Appreciation
							Net	Net			(Depreciation)
	Balance at			Transfers	Transfers		Realized	Unrealized	Balance		on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period	Purchases	Sales	Level 3	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$1,877,026	$11,579,523	$—	$—	$—	$—	$—	$3,017,489	$16,474,038	[c]	$3,017,489
Pharmaceuticals	3,976,061	—	—	—	(2,799,991)	—	—	(1,103,132)	72,938		(71,155)
Escrows and Litigation Trusts	1,411,906	—	—	—	—	(547,069)	—	110,108	974,945		110,108
Total Investments in Securities	$7,264,993	$11,579,523	$—	$—	$(2,799,991)	$(547,069)	$—	$2,024,465	$17,521,921		$3,056,442
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Communication Services	$5,074,222	$—	$—	$—	$—	$—	$—	$2,024,488	$7,098,710		$2,024,488
Consumer Discretionary	23,116,412	27,202,444	—	—	—	—	—	16,216,699	66,535,556		16,216,699
Financials	—	13,500,004	—	—	—	—	—	—	13,500,004		—
Industrials	—	10,020,702	—	—	—	—	—	—	10,020,702		—
Information Technology	—	16,479,337	—	—	—	—	—	—	16,479,337		—
Total Investments in Securities	$28,190,634	$67,202,487	$—	$—	$—	$—	$—	$18,241,187	$113,634,309		$18,241,187
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$40,098,007	$33,500,559	$—	$—	$—	$—	$—	$24,009,235	$97,607,801	[c]	$24,009,235
Industrials	—	9,999,999	—	—	—	—	—	—	9,999,999		—
Information Technology	16,778,723	14,095,961	—	—	—	—	—	(3,579,577)	27,295,107		(3,579,577)
Total Investments in Securities	$56,876,730	$57,596,519	$—	$—	$—	$—	$—	$20,429,658	$134,902,907		$20,429,658

|77

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfers	Transfers		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$20,493,825	$—	$—	$—	$—	$—	$—	$13,732,778	$34,226,603	$13,732,778
Financials	—	7,200,001	—	—	—	—	—	—	7,200,001	—
Total Investments in Securities	$20,493,825	$7,200,001	$—	$—	$—	$—	$—	$13,732,778	$41,426,604	$13,732,778

aThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
bIncludes common and preferred stocks as well as other equity interests.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2019, are as follows:

					Amount/
	Fair Value				Range	Impact to Fair
	at End of		Valuation		(Weighted	Value if Input
Description	Period		Technique	Unobservable Inputs	Averagea)	Increases[b]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:
			Discounted Cash
Biotechnology	$10,813,784		Flow	Free Cash flow	$ 58.1 / share	Increase[c]
				Discount for lack of
				marketability	4.5% - 35.0% (8.3%)	Decrease[c]
				Weighted average
				cost of capital	9.6%	Decrease[c]
				Probability rate	50.0%	Increase[c]
All Other Investments[d]	6,708,137	[e]
Total	$17,521,921
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[f]
				Forward EBITDA
Consumer Discretionary	$44,428,072		Discounted cash flow	growth rate	4.0%	Increase[g]
				Free cash flow growth
				rate	2.0%	Increase[c]
				Discount rate	9.7% - 12.4% (10.6%)	Decrease[g]
				Discount for lack of
				marketability	3.8% - 17.8% (8.4%)	Decrease[c]
Communication Services	7,098,710		Discounted cash flow	NOPAT multiple	30.6x	Increase[c]
				Discount rate	9.9%	Decrease[c]

|78

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

					Amount/
	Fair Value				Range	Impact to Fair
	at End of		Valuation		(Weighted	Value if Input
Description	Period		Technique	Unobservable Inputs	Averagea)	Increases[b]
Franklin Growth Opportunities Fund (continued)
				Discount for lack of
				marketability	16.3%	Decrease[c]
All Other Investments[d]	62,107,527
Total	$113,634,309
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[f]
				Forward EBITDA
Consumer Discretionary	$42,354,245		Discounted cash flow	growth rate	4.0%	Increase[g]
				Discount rate	9.7%	Decrease[g]
				Discount for lack of
				marketability	3.8%	Decrease[c]
			Market comparables	EV / EBITDA multiple	15.5x - 22.2x	Increase[c]
				EV / revenue multiple	12.3x	Increase[c]
				Volatility	37.8%	Increase
				Discount for lack of
				marketability	18.8%	Decrease[c]
Information Technology	13,199,146		Market comparables	EV / revenue multiple	3.5x	Increase[c]
				Discount for lack of
				marketability	16.3%	Decrease[c]
				Volatility	43.5%	Increase
All Other Investments[d]	79,349,516	[e]
Total	$134,902,907
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[f]
				Forward EBITDA
Consumer Discretionary	$13,896,318		Discounted cash flow	growth rate	4.0%	Increase[c]
				Discount rate	9.7%	Decrease[g]
				Discount for lack of
				marketability	3.8%	Decrease[c]
All Other Investments[d]	27,530,286
Total	$41,426,604

aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value but not net assets.
dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at January 31, 2019.
fIncludes preferred stocks.
gRepresents a significant impact to fair value and net assets.

Abbreviations List

EBITDA Earnings before interest, taxes, depreciation and amortizatin
EV Enterprise value
NOPAT Net Operating Profit After Taxes

|79

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BOFA	Bank of America Corp.	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
BZWS	Barclays Bank PLC	EUR	Euro	CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.	GBP	British Pound	CLO	Collateralized Loan Obligation
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah	CMT	Constant Maturity Treasury Index
FBCO	Credit Suisse International	MXN	Mexican Peso	CPI	Consumer Price Index
GSCO	The Goldman Sachs Group, Inc.	USD	United States Dollar	CPO	Certificates of Ordinary Participation (usually
HSBK	HSBC Bank PLC				Mexico)
JPHQ	JP Morgan Chase & Co.			EDA	Economic Development Authority
MSCO	Morgan Stanley			ETF	Exchange Traded Fund
RBS	Royal Bank of Scotland PLC			FHLMC	Federal Home Loan Mortgage Corp.
SMB	Citigroup Global Markets			FRN	Floating Rate Note
UBSW	UBS AG			GDP	Gross Domestic Product
				GO	General Obligation
				HDC	Housing Development Corp.
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				MFM	Multi-Family Mortgage
				PIK	Payment-In-Kind
				RDA	Redevelopment Agency/Authority
				SF	Single Family
				SFR	Single Family Revenue
				T-Note	Treasury Note
				VRI	Value Recovery Instruments

Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|80

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. As a result, a material weakness exists at period end for the Franklin Natural Resource Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.  Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b) Changes in Internal Controls.  As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2019